UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2005 – JUNE 30, 2005
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Trust II

June 30, 2005

•	Managers 20 Fund

•	Managers Mid-Cap Fund

•	Managers Balanced Fund

•	Managers High Yield Fund

•	Managers Fixed Income Fund

Nothing contained herein is to be considered an offer, sale, or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Over the past six months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultra-short Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, or through our ManagersChoice® program, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1-800-835-3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President	Chief Investment Officer
The Managers Funds	Managers Investment Group LLC

Fund Performance

All periods ended June 30, 2005 (unaudited)

			Average Annual Total Returns(1)
			Six Months	1 Year	3 Years	5 Years	Since Inception	Inception Date
The Managers Funds:
Equity Funds:
20 Fund(2)	-Class A	No Load	(10.38)%	(12.08)%	3.69%	(23.89)%	(5.71)%	Jan-98
	-Class A	With Load	(15.58)%	(17.08)%	1.63%	(24.79)%	(6.46)%	Jan-98
	-Class B	No Load	(10.64)%	(12.57)%	3.19%	(24.26)%	(7.75)%	Feb-98
	-Class B	With Load	(15.11)%	(16.94)%	2.24%	(24.49)%	(7.75)%	Feb-98
	-Class C	No Load	(10.60)%	(12.52)%	3.17%	(24.24)%	(8.43)%	Mar-98
	-Class C	With Load	(12.37)%	(14.24)%	2.84%	(24.40)%	(8.55)%	Mar-98
	-Inst. Class	No Load	(10.04)%	(11.71)%	4.27%	(23.47)%	(8.28)%	Apr-98

Mid-Cap(2)	-Class A	No Load	3.97%	15.10%	13.21%	2.19%	13.77%	Jan-97
	-Class A	With Load	(2.02)%	8.45%	10.99%	0.99%	12.98%	Jan-97
	-Class B	No Load	3.71%	14.59%	12.69%	1.69%	12.16%	Jan-97
	-Class B	With Load	(1.29)%	9.59%	11.89%	1.46%	12.16%	Jan-97
	-Class C	No Load	3.62%	14.48%	12.64%	1.68%	11.18%	Feb-98
	-Class C	With Load	1.57%	12.30%	12.29%	1.47%	11.02%	Feb-98
	-Inst. Class	No Load	4.18%	15.56%	13.76%	2.70%	14.36%	Jan-97

Hybrid:
Balanced(2)	-Class A	No Load	1.24%	7.93%	9.08%	1.30%	8.88%	Jan-97
	-Class A	With Load	(4.62)%	1.71%	6.97%	0.12%	8.12%	Jan-97
	-Class B	No Load	0.97%	7.40%	8.58%	0.82%	6.74%	Feb-98
	-Class B	With Load	(4.03)%	2.40%	7.73%	0.54%	6.74%	Feb-98
	-Class C	No Load	0.94%	7.41%	8.56%	0.81%	6.65%	Feb-98
	-Class C	With Load	(1.03)%	5.31%	8.21%	0.61%	6.51%	Feb-98
	-Inst. Class	No Load	1.44%	8.47%	9.63%	1.81%	9.42%	Jan-97

Income Funds:
High Yield(2)	-Class A	No Load	1.17%	10.24%	16.00%	7.36%	6.53%	Jan-98
	-Class A	With Load	(4.66)%	3.92%	13.71%	6.09%	5.69%	Jan-98
	-Class B	No Load	0.90%	9.73%	15.40%	6.81%	5.42%	Feb-98
	-Class B	With Load	(4.00)%	4.73%	14.64%	6.53%	5.42%	Feb-98
	-Class C	No Load	0.90%	9.74%	15.41%	6.82%	5.41%	Feb-98
	-Class C	With Load	(1.12)%	7.69%	15.02%	6.61%	5.26%	Feb-98
	-Inst. Class	No Load	1.40%	10.81%	16.62%	7.96%	6.47%	Mar-98

Fixed Income(2)	-Class A	No Load	1.98%	7.65%	7.37%	7.68%	6.79%	Jan-97
	-Class A	With Load	(3.12)%	2.30%	5.56%	6.57%	6.15%	Jan-97
	-Class B	No Load	1.70%	7.02%	6.82%	7.14%	5.96%	Mar-98
	-Class B	With Load	(3.28)%	2.02%	5.94%	6.84%	5.96%	Mar-98
	-Class C	No Load	1.69%	7.08%	6.83%	7.16%	6.13%	Mar-98
	-Class C	With Load	(0.33)%	5.06%	6.47%	6.94%	5.99%	Mar-98
	-Inst. Class	No Load	2.09%	8.01%	7.89%	8.21%	7.37%	Jan-97

Fund Performance (continued)

Notes to the Performance Table

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (5.00% maximum for Managers Fixed Income Fund), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). Each Fund’s prospectus contains information concerning the Fund’s investment objective, risk, charges and expenses and other information. Additional risks are associated with investing in high yield securities and such securities may be considered speculative.

There are also risks associated with investing in small-cap companies, such as increased volatility, and bonds, such as rising interest rates. More specifically, the value of debt instruments held in bond funds declines when interest rates rise and longer-term bonds are more vulnerable to interest rate risk. To obtain a prospectus, please call (800) 835-3879 or visit our website at www.managersinvest.com. Please read the Prospectus carefully before you invest in a Fund or send money. Investors should discuss their goals and choices with a registered financial professional in order to determine which share class is appropriate for them. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2)	Formerly part of the Conseco Funds Group.

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2005	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Managers 20 Fund Class A
Based on Actual Fund Return	$1,000	$896	$7.80
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$8.30

Managers 20 Fund Class B
Based on Actual Fund Return	$1,000	$894	$10.52
Based on Hypothetical 5% Annual Return	$1,000	$1,014	$11.18

Managers 20 Fund Class C
Based on Actual Fund Return	$1,000	$894	$10.52
Based on Hypothetical 5% Annual Return	$1,000	$1,014	$11.18

Managers 20 Fund Institutional Class
Based on Actual Fund Return	$1,000	$900	$5.84
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.21

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2005	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Managers Mid-Cap Fund Class A
Based on Actual Fund Return	$1,000	$1,040	$7.08
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.00

Managers Mid-Cap Fund Class B
Based on Actual Fund Return	$1,000	$1,037	$10.05
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.94

Managers Mid-Cap Fund Class C
Based on Actual Fund Return	$1,000	$1,036	$10.05
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.94

Managers Mid-Cap Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,042	$5.01
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.96

Managers Balanced Fund Class A
Based on Actual Fund Return	$1,000	$1,012	$6.84
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.85

Managers Balanced Fund Class B
Based on Actual Fund Return	$1,000	$1,010	$9.72
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.74

Managers Balanced Fund Class C
Based on Actual Fund Return	$1,000	$1,009	$9.72
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.74

Managers Balanced Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,014	$4.74
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.76

Managers High Yield Fund Class A
Based on Actual Fund Return	$1,000	$1,012	$6.53
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.56

Managers High Yield Fund Class B
Based on Actual Fund Return	$1,000	$1,009	$9.46
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49

Managers High Yield Fund Class C
Based on Actual Fund Return	$1,000	$1,009	$9.46
Based on Hypothetical 5% Annual Return	$1,000	$1,015	$9.49

Managers High Yield Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,014	$4.49
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.51

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2005	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Managers Fixed Income Fund Class A
Based on Actual Fund Return	$1,000	$1,020	$4.56
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.56

Managers Fixed Income Fund Class B
Based on Actual Fund Return	$1,000	$1,017	$7.45
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.45

Managers Fixed Income Fund Class C
Based on Actual Fund Return	$1,000	$1,017	$7.50
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.50

Managers Fixed Income Fund Institutional Class
Based on Actual Fund Return	$1,000	$1,021	$2.46
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.46

•	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Fund Snapshots

As of June 30, 2005 (unaudited)

Managers 20 Fund

Top Ten Holdings (out of 25 securities)	% Fund	Portfolio Breakdown	% Fund
Schwab (Charles) Corp.*	5.8%	Information Technology	52.7%
Cisco Systems, Inc.*	5.8	Health Care	16.6
Electronic Arts, Inc.*	5.6	Financials	14.5
EMC Corp.*	5.0	Industrials	10.3
Dell, Inc.*	4.7	Consumer Discretionary	6.3
eBay, Inc.*	4.7	Cash and other equivalents	(0.4)

MBNA Corp.	4.6		100.0%

Amgen, Inc.	4.4
Juniper Networks, Inc.*	4.4
Affymetrix, Inc.	4.4

Top Ten as a Group	49.4%

Managers Mid-Cap Fund

Top Ten Holdings (out of 100 securities)	% Fund	Portfolio Breakdown	% Fund
NVR, Inc.*	4.7%	Consumer Discretionary	20.4%
Graco, Inc.*	2.8	Financials	17.1
Questar Corp.*	2.6	Information Technology	13.8
Abercrombie & Fitch Co.*	2.3	Health Care	12.8
Newfield Exploration Co.	2.2	Industrials	9.0
American Financial Group, Inc.*	2.2	Energy	8.7
Humana, Inc.	2.1	Utilities	7.4
Oneok, Inc.	2.1	Consumer Staples	4.8
Coventry Health Care, Inc.	2.0	Materials	4.7
Tyson Foods, Inc., Class A*	1.9	Telecommunication Services	0.4

Top Ten as a Group	24.9%	Cash and other equivalents	0.9

			100.0%

Managers Balanced Fund

Top Ten Holdings (out of 139 securities)	% Fund	Portfolio Breakdown	% Fund
USTB, 3.875%, 05/15/09*	4.4%	Finance	19.2%
USTN, 2.375%, 08/15/06*	3.1	Industrials	17.2
Johnson & Johnson Co.*	2.5	U.S. Treasury Bonds and Notes	16.5
USTN, 2.250%, 02/15/07*	2.2	Information Technology	9.4
Intel Corp.*	2.2	Consumer Discretionary	9.1
Bank of America Corp.	2.0	Health Care	8.4
Pfizer, Inc.	1.9	Consumer Staples	5.3
Wachovia Corp.*	1.8	Energy	5.2
Sprint Corp.*	1.8	Utilities	2.4
PG&E Corp.	1.6	Telecommunication Services	2.3

Top Ten as a Group	23.5%	Materials	1.9

		Foreign Government	0.6
		Asset-Backed Securites	0.4
		Cash and other equivalents	2.1

			100.0%

Fund Snapshots

As of June 30, 2005 (continued)

Managers High Yield Fund

Top Ten Holdings (out of 161 securities)	% Fund	Portfolio Breakdown	% Fund
HCA, Inc., 6.750%, 07/15/13*	1.9%	Industrials	71.6%
Georgia-Pacific Corp., 7.700%, 06/15/15*	1.9	Finance	23.3
MGM Mirage Inc., 6.750%, 09/01/12	1.8	Utilities	1.9
Owens-Brockway Glass Container Inc., 8.250%, 05/15/13*		Health Care	0.7
	1.5	Chemicals	0.5
Insight Communications Co., Inc., 0.000%, 02/15/11*	1.4	Cash and other equivalents	2.0

Vail Resorts, Inc., 6.750%, 02/15/14	1.3		100.0%

Cablevision Systems Corp., 8.000%, 04/15/12*	1.3
HealthSouth Corp., 10.750%, 10/01/08	1.3
Terra Capital, Inc., 12.875%, 10/15/08*	1.3
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	1.3

Top Ten as a Group	15.0%

Managers Fixed Income Fund

Top Ten Holdings (out of 132 securities)	% Fund	Portfolio Breakdown	% Fund
International Bank for Reconstruction and Development,		Finance	36.5%
0.000%, 08/20/07*	4.0%	Industrials	16.9
USTB, 4.750%, 05/15/14*	2.6	Asset-Backed Security	13.3
Mexican Government, 9.000%, 12/20/12*	2.4	Utility	11.1
Telus Corp., 8.000%, 06/01/11*	2.1	U.S. Treasury	7.2
Kraft Foods, Inc., 5.250%, 10/01/13*	2.1	Foreign Government Obligations	4.3
Morgan Stanley Dean Witter Capital Inc.,		U.S. Government Agency Obligations	4.0
Series 2001-PPM, Class A2,		Municipal Bonds	1.3
6.400%, 02/15/31*	2.1	Preferred Stock	0.5
First Union National Bank Commercial Mortgage,		Cash and other equivalents	4.9

Series 2001-C3, Class A2,			100.0%

6.180%, 08/15/33*	1.9
USTB, 5.375%, 02/15/31*	1.7
Empresa Nacional de Electricidad, Yankee,
7.875%, 02/01/27*	1.7
Qwest Communications International, Inc., Series B,
7.500%, 11/01/08*	1.6

Top Ten as a Group	22.2%

*	Top Ten Holding at December 31, 2004

Managers 20 Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.4%
Consumer Discretionary - 6.3%
eBay, Inc.*	38,500		$1,270,885
Harman International Industries, Inc.	5,500		447,480
Total Consumer Discretionary			1,718,365

Financials - 14.5%
Citigroup, Inc.	23,800		1,100,274
MBNA Corp.	47,800		1,250,448
Schwab (Charles) Corp.	141,000		1,590,480
Total Financials			3,941,202

Health Care - 16.6%
Affymetrix, Inc.*	22,000	[2]	1,186,460
Amgen, Inc.*	20,000		1,209,200
Medtronic, Inc.	22,300		1,154,917
Pfizer, Inc.	35,100		968,058
Total Health Care			4,518,635

Industrials - 10.3%
Caterpillar, Inc.	11,200		1,067,472
Rockwell Automation, Inc.	14,500	[2]	706,295
United Parcel Service, Inc., Class B	14,900		1,030,484
Total Industrials			2,804,251

Information Technology - 52.7%
Applied Materials, Inc.*	71,000		1,148,780
Avid Technology, Inc.*	14,600	[2]	777,888
Cisco Systems, Inc.*	81,900		1,565,109
Cognizant Technology Solutions Corp.*	18,900	[2]	890,757
Dell, Inc.*	32,600		$1,288,026
Electronic Arts, Inc.*	27,000		1,528,470
EMC Corp.*	100,200		1,373,742
Juniper Networks, Inc.*	47,900		1,206,122
Linear Technology Corp.	30,600		1,122,714
Maxim Integrated Products, Inc.	28,300	[2]	1,081,343
Qualcomm, Inc.	28,900		953,989
Symantec Corp.*	46,000	[2]	1,000,040
Symbol Technologies, Inc.	40,800	[2]	402,696
Total Information Technology			14,339,676
Total Common Stocks (cost $31,056,874)			27,322,129

Other Investment Companies – 14.7%[1]
Bank of New York Institutional Cash
Reserves Fund, 3.27%[3] (cost $4,001,078)	4,001,078		4,001,078
Total Investments – 115.1% (cost $35,057,952)			31,323,207

Other Assets, less Liabilities – (15.1)%			(4,107,081)
Net Assets - 100.0%			$27,216,126

The accompanying notes are an integral part of these financial statements.

Managers Mid-Cap Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.1%
Consumer Discretionary - 20.4%
Abercrombie & Fitch Co.	32,600		$2,239,620
American Eagle Outfitters, Inc.	57,900	[2]	1,774,635
American Greetings Corp., Class A	42,400	[2]	1,123,600
Autoliv, Inc.	14,000		613,200
Borg Warner, Inc.	8,600		461,562
Brinker International, Inc.*	15,400		616,770
Chico’s FAS, Inc.*	26,500	[2]	908,420
Circuit City Stores, Inc.	41,200	[2]	712,348
Copart, Inc.*	43,500	[2]	1,035,300
Darden Restaurants, Inc.	42,500		1,401,650
Harte Hanks, Inc.	15,500	[2]	460,815
Michaels Stores, Inc.	43,700	[2]	1,807,869
Neiman-Marcus Group, Inc., Class A	4,600		445,832
NVR, Inc.*	5,700	[2]	4,617,000
Polaris Industries, Inc.	15,900	[2]	858,600
Timberland Co., Class A*	9,400	[2]	363,968
Washington Post Co., The	900	[2]	751,527
Total Consumer Discretionary			20,192,716

Consumer Staples - 4.8%
Energizer Holdings, Inc.*	15,200	[2]	944,984
Hormel Foods Corp.	17,400		510,342
PepsiAmericas, Inc.	29,200		749,272
SUPERVALU, Inc.	21,000		684,810
Tyson Foods, Inc., Class A	108,100	[2]	1,924,180
Total Consumer Staples			4,813,588

Energy - 8.7%
Chesapeake Energy Corp.	47,900		1,092,120
Diamond Offshore Drilling, Inc.	34,700	[2]	1,854,021
Newfield Exploration Co.*	53,600		2,138,104
Overseas Shipholding Group, Inc.	19,400		1,157,210
Patterson-UTI Energy, Inc.	55,100		1,533,433
Weatherford International, Ltd.*	13,700	[2]	794,326
Total Energy			8,569,214

Financials - 17.1%
A.G. Edwards, Inc.	20,200	[2]	912,030
Allmerica Finance Corp.*	19,300		715,837
American Financial Group, Inc.	63,600		2,131,872
AmeriCredit Corp.*	24,000		612,000
Associates Bank Corp.	40,050	[2]	1,348,083
CBL & Associates Properties, Inc.	40,200		1,731,414
City National Corp.	10,900		781,639
Colonial BancGroup, Inc., The	22,900		505,174
First American Corp.	32,500	[2]	1,304,550
Hibernia Corp., Class A	14,500		481,110
Highwoods Properties, Inc.	52,100		1,550,496
Indymac Mortgage Holdings, Inc.	38,400	[2]	1,564,032
Legg Mason, Inc.	10,100		1,051,511
Mercantile Bankshares Corp.	19,100	[2]	984,223
Protective Life Corp.	17,300		730,406
StanCorp Financial Group, Inc.	6,200		474,796
Total Financials			16,879,173

Health Care - 12.8%
Barr Laboratories, Inc.*	7,500		$365,550
Bausch & Lomb, Inc.	14,900	[2]	1,236,700
C.R. Bard, Inc.	13,800		917,838
Cerner Corp.*	10,400	[2]	706,888
Charles River Laboratories International, Inc.*	25,700		1,240,025
Coventry Health Care, Inc.*	28,250		1,998,688
Endo Pharmaceuticals Holdings, Inc.	35,200	[2]	925,056
Humana, Inc.*	53,200		2,114,168
Invitrogen Corp.*	9,800	[2]	816,242
Renal Care Group, Inc.*	6,650		306,565
STERIS Corp.*	31,000		798,870
Techne Corp.*	7,200	[2]	330,552
Universal Health Services, Inc., Class B	14,800		920,264
Total Health Care			12,677,406

Industrials - 9.0%
Equifax, Inc.	27,900		996,309
Graco, Inc.	81,700		2,783,519
J.B. Hunt Transport Services, Inc.	46,600		899,380
Precision Castparts Corp.	10,800		841,320
Republic Services, Inc.	41,600		1,498,016
Thomas & Betts Corp.*	24,000		677,760
Valassis Communications, Inc.*	10,600	[2]	392,730
Yellow Roadway Corp.	15,300	[2]	777,240
Total Industrials			8,866,274

Information Technology - 13.8%
Avnet, Inc.*	31,500		709,695
Cabot Microelectronics Corp.*	19,300	[2]	559,507
CACI International, Inc., Class A*	2,500		157,900
CheckFree Corp.*	20,600		701,636
Cognizant Technology Solutions Corp.*	25,000	[2]	1,178,250
CommScope, Inc.*	24,800	[2]	431,768
Cree, Inc.	24,000	[2]	611,280
Factset Research Systems, Inc.	24,750	[2]	887,040
Harris Corp.	22,800		711,588
Imation Corp.	13,300		515,907
Ingram Micro, Inc., Class A*	36,900		577,854
Integrated Device Technology, Inc.*	42,200	[2]	453,650
Intersil Corp., Class A*	41,700	[2]	782,709
Lam Research Corp.*	18,900		546,966
McAfee, Inc.	15,000		392,700
Omnivision Technologies, Inc.*	37,900	[2]	515,061
Sabre Holdings Corp.	49,900		995,505
Sandisk Corp.*	23,000	[2]	545,790
Storage Technology Corp.*	10,000		362,900
Sybase, Inc.	35,500		651,425
Transaction Systems Architects, Inc.*	18,800		463,044
United Online, Inc.*	32,200	[2]	349,692
Western Digital Corp.*	38,300	[2]	513,986
Total Information Technology			13,615,853

The accompanying notes are an integral part of these financial statements.

Managers Mid-Cap Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Materials - 4.7%
Crompton Corp.	37,400	[2]	$529,210
FMC Corp.	19,000	[2]	1,066,660
Louisana-Pacific Corp.	54,500		1,339,610
Martin Marietta Materials, Inc.	10,900		753,408
Peabody Energy Corp.	13,900		723,356
Steel Dynamics, Inc.	9,300	[2]	244,125
Total Materials			4,656,369

Telecommunication Services - 0.4%
Premiere Global Services, Inc.*	37,200		419,988
Utilities - 7.4%
Energen Corp.	54,000		1,892,700
Energy East Corp.*	28,600	[2]	828,827
Oneok, Inc.	64,000		2,089,600
Questar Corp.	38,500		2,537,150
Total Utilities			7,348,277
Total Common Stocks (cost $79,979,722)			98,038,858

Other Investment Companies – 29.0%[1]
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]	27,826,494		$27,826,494
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	858,070		858,070
Total Other Investment Companies (cost $28,684,564)			28,684,564
Total Investments – 128.1% (cost $108,664,286)			126,723,422

Other Assets, less Liabilities – (28.1)%			(27,753,446)
Net Assets - 100.0%			$98,969,976

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 64.1%
Consumer Discretionary - 9.1%
Abercrombie & Fitch Co.	3,400		$233,580
Best Buy Co., Inc.	1,700		116,535
Eastman Kodak Co.	3,400	[2]	91,290
Federated Department Stores, Inc.	3,300		241,824
Ford Motor Co.	8,700		89,088
Home Depot, Inc.	5,070		197,223
J.C. Penney Co., Inc., Holding Co.	2,400		126,192
McDonald’s Corp.	9,200		255,300
McGraw-Hill Companies, Inc., The	3,000		132,750
NVR, Inc.*	275	[2]	222,750
Timberland Co., Class A*	2,000	[2]	77,440
Time Warner Co., Inc.*	17,160		286,744
Viacom, Inc., Class B	2,300		73,646
Walt Disney Co., The	8,400		211,512
Total Consumer Discretionary			2,355,874

Consumer Staples - 5.3%
Altria Group, Inc.	2,820		182,341
Avon Products, Inc.	4,300		162,755
Gillette Co., The	5,000		253,150
Hershey Foods Corp.	2,800		173,880
PepsiCo, Inc.	3,230		174,194
Pilgrim’s Pride Corp., Class B	5,200	[2]	177,476
Reynolds American, Inc.	1,300	[2]	102,440
SUPERVALU, Inc.	4,800		156,528
Total Consumer Staples			1,382,764

Energy - 5.2%
Amerada Hess Corp.	2,700	[2]	287,577
Baker Hughes, Inc.	2,000	[2]	102,320
ConocoPhillips Co.	4,800		275,952
Devon Energy Corp.	2,600		131,768
Exxon Mobil Corp.	6,220		357,463
Valero Energy Corp.	2,400		189,864
Total Energy			1,344,944

Financials - 14.6%
Allstate Corp., The	6,600		394,350
Bank of America Corp.	11,200		510,832
CBL & Associates Properties, Inc.	5,000	[2]	215,350
CIT Group, Inc.	6,600		283,602
Conseco, Inc.*	7,300	[2]	159,286
Countrywide Financial Corp.	5,798	[2]	223,861
Freddie Mac Corp.	3,100		202,213
Goldman Sachs Group, Inc.	600		61,212
JPMorgan Chase & Co.	7,848	[2]	277,191
KeyCorp	5,600		185,640
Merrill Lynch & Co., Inc.	3,500		192,535
Moody’s Corp.	7,300		328,208
New Plan Excel Realty Trust, Inc.	2,400	[2]	65,208
Providian Financial Corp.*	5,400	[2]	95,202
Prudential Financial, Inc.	2,500		164,150
Wachovia Corp.	9,100		451,360
Total Financials			3,810,200

Health Care - 8.4%
Aetna, Inc.	2,900		$240,178
Amgen, Inc.*	4,600		278,116
Becton, Dickinson & Co.	3,600		188,892
C.R. Bard, Inc.	600		39,906
Coventry Health Care, Inc.*	2,550		180,413
Johnson & Johnson Co.	9,780		635,700
Merck & Co., Inc.	5,200		160,160
Pfizer, Inc.	17,140		472,721
Total Health Care			2,196,086

Industrials - 5.5%
General Electric Co.	6,000		207,900
Graco, Inc.	5,700		194,199
J.B. Hunt Transport Services, Inc.	4,600		88,780
Northrop Grumman Corp.	5,000		276,250
Ryder System, Inc.	3,200		117,120
Textron, Inc.	4,800		364,080
Tyco International, Ltd.	6,500	[2]	189,800
Total Industrials			1,438,129

Information Technology - 9.4%
Adobe Systems, Inc.	6,600	[2]	188,892
Avnet, Inc.*	2,100		47,313
Cisco Systems, Inc.*	19,040		363,854
Cognizant Technology Solutions Corp.*	4,000		188,520
Dell, Inc.*	6,000		237,060
Hewlett-Packard Co.	10,143		238,462
Intel Corp.	21,260		554,036
MEMC Electronic Materials, Inc.*	5,800		91,466
Microsoft Corp.	7,600		188,784
Oracle Corp.*	18,900		249,480
Western Digital Corp.*	6,600		88,572
Total Information Technology			2,436,439

Materials - 1.9%
PPG Industries, Inc.	1,600		100,416
Sigma-Aldrich Corp.	3,200	[2]	179,328
United States Steel Corp.	6,500	[2]	223,405
Total Materials			503,149

Telecommunication Services - 2.3%
Alltel Corp.	2,300		143,244
Sprint Corp.	17,800	[2]	446,602
Total Telecommunication Services			589,846

Utilities - 2.4%
PG&E Corp.*	11,100	[2]	416,694
Questar Corp.	3,300	[2]	217,470
Total Utilities			634,164
Total Common Stocks (cost $14,499,012)			16,691,595
Corporate Bonds - 16.7%
Asset-Backed Securites - 0.4%

	Principal Amount
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31	$63,366		65,760

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp.,
II Series 2005-GG4,
4.751%, 07/10/39	$50,000	$50,799
Total Asset-Backed Securities		116,559

Finance - 4.6%
Boeing Capital Corp.,
4.750%, 08/25/08	25,000	25,463
Carramerica Realty Corp.,
3.625%, 04/01/09	165,000	159,246
CIT Group Inc.,
5.500%, 12/01/14 GBP	50,000	92,086
Health Care, Inc.,
7.500%, 08/15/07	38,000	40,145
Hospitality Properties Trust,
6.750%, 02/15/13	150,000	164,992
Host Marriott, LP,
7.125%, 11/01/13	95,000	99,513
iStar Financial Inc.,
5.150%, 03/01/12	65,000	64,332
Korea Development Bank,
3.875%, 03/02/09	170,000	167,335
PLC Trust 2003-1,
2.709%, 3/31/06 (a)	47,682	47,525
Reed Elsevier Capital, Inc.,
4.625%, 06/15/12	25,000	24,921
RenaissanceRe Holdings Ltd.,
7.000%, 07/15/08	250,000	267,145
Union Planters Bank,
6.500%, 03/15/08	30,000	31,703
Total Finance		1,184,406

Industrials - 11.7%
Abitibi-Consolidated, Inc.,
6.000%, 06/20/13	100,000	92,500
Albertson’s Inc.,
7.750%, 06/15/26	75,000	86,443
AT&T Wireless Services, Inc.,
8.750%, 03/01/31	105,000	147,627
Case New Holland, Inc.,
6.000%, 06/01/09 (a)	100,000	96,500
Chesapeake Energy Corp.,
6.375%, 06/15/15 (a)	15,000	15,450
Corning Inc.,
6.200%, 03/15/16	45,000	47,209
Cox Communications, Inc.,
5.450%, 12/15/14	20,000	20,451
CSC Holdings, Inc.,
7.875%, 02/15/18	100,000	99,000
CSN Island IX Corp.,
10.000%, 01/15/15 (a)	10,000	10,850
D.R. Horton, Inc.,
5.625%, 09/15/24	50,000	50,178
DaimlerChrysler North America
Holding Corp.,
8.500%, 01/18/31	50,000	63,534
Dana Corp.,
7.000%, 03/01/29	$20,000	$17,572
Dow Chemical Co.,
7.375%, 11/01/29	75,000	97,174
Georgia-Pacific Corp.,
7.700%, 06/15/15	125,000	143,125
Guidant Corp.,
6.150%, 02/15/06	105,000	106,381
Hyatt Equities LLC.,
6.875%, 06/15/07 (a)	200,000	206,469
International Paper Co.,
5.500%, 01/15/14	80,000	81,828
Kroger Co.,
7.000%, 05/01/18	140,000	161,289
Lubrizol Corp., The,
5.500%, 10/01/14	75,000	77,488
Lyondell Chemical Co.,
11.125%, 07/15/12	50,000	57,000
MGM Mirage Inc.,
5.875%, 02/27/14	85,000	82,981
News America, Inc.,
7.280%, 06/30/28	75,000	87,459
Penney (JC) Co.,
8.000%, 03/01/10	50,000	55,250
Pioneer Natural Resources
USA, Inc.,
5.875%, 07/15/16	30,000	30,315
Rogers Cable Inc.,
6.750%, 03/15/15	60,000	61,500
Smithfield Foods, Inc.,
7.750%, 05/15/13, Series B	25,000	27,375
Southern Natural Gas Co.,
8.875%, 03/15/10	70,000	77,135
Sprint Capital Corp.,
6.875%, 11/15/28	135,000	155,443
TCI Communications, Inc.,
6.875%, 2/15/06	190,000	193,136
Telecom Italia SpA,
6.375%, 11/15/33	60,000	64,557
Tyco International Group SA,
6.000%, 11/15/13	145,000	157,947
6.875%, 01/15/29	135,000	161,650
US West Communications, Inc.,
7.250%, 09/15/25	25,000	23,500
Walt Disney Co., The,
7.000%, 03/01/32	75,000	92,275
WellPoint Inc.,
5.000%, 12/15/14	25,000	25,575
XTO Energy Inc.,
5.300%, 06/30/15	80,000	81,687
Total Industrials		3,055,853
Total Corporate Bonds (cost $4,104,270)		4,356,818

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Foreign Government - 0.6%
Mexico Government, 9.875%, 02/01/10 (cost $160,611)	$130,000	$157,560

U.S. Government Obligations – 16.6%
USTB, 2.375%, 01/15/25	242,555	265,589
USTB, 3.875%, 05/15/09	1,105,000	1,111,734
USTB, 4.500%, 08/15/14	100,000	102,422
USTB, 4.500%, 11/15/13	205,000	210,069
USTB, 4.750%, 05/15/14	300,000	318,422
USTB, 5.250%, 11/15/28	240,000	274,191
USTN, 1.625%, 09/30/05	295,000	293,975
USTN, 2.250%, 02/15/07	570,000	557,955
USTN, 2.375%, 08/15/06	810,000	799,685
USTN, 2.500%, 10/31/06	125,000	123,262
USTN, 2.750%, 06/30/06	230,000	228,293
Total U.S. Government Obligations (cost $4,256,194)		$4,285,597

Security Description	Shares	Value
Other Investment Companies – 14.9%[1]
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]	3,403,917	$3,403,917
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	481,788	481,788
Total Other Investment Companies (cost $3,885,705)		3,885,705
Total Investments – 112.9% (cost $26,905,792)		29,377,275
Other Assets, less Liabilities – (12.9)%		(3,349,118)
Net Assets - 100.0%		$26,028,157

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds – 97.5%

Finance - 23.3%
Alamosa Delaware, Inc., 11.000%, 07/31/10	$487,000	[2]	$548,484
Alamosa Delaware, Inc., 12.000%, 07/31/09	500,000		553,750
ALH Finance Corp., 8.500%, 01/15/13	260,000	[2]	239,525
Arch Western Finance, LLC, 6.750%, 07/01/13	555,000		575,812
Cincinnati Bell, Inc., 8.375%, 01/15/14	310,000		319,300
Dynegy Holdings, Inc., 10.125%, 07/15/13 (a)	210,000		238,350
Flextronics International Ltd., 6.500%, 05/15/13	330,000	[2]	343,200
Ford Motor Credit Co., 3.930%, 01/15/10	400,000		367,036
Ford Motor Credit Co., 7.000%, 10/01/13	350,000	[2]	336,332
Graphic Packaging International, 9.500%, 08/15/13	460,000	[2]	465,750
HCA, Inc., 6.750%, 07/15/13	950,000		1,004,379
HealthSouth Corp., 10.750%, 10/01/08	650,000	[2]	679,250
Host Marriott, LP, 6.375%, 03/15/15 (a)	525,000		522,375
ITT Corp., 7.375%, 11/15/15	500,000		558,750
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000		550,000
Madison River, 13.250%, 03/01/10	565,000		598,900
Playtex Products, Inc., 9.375%, 06/01/11	535,000	[2]	565,763
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	325,000		356,688
Rayovac Corp., 8.500%, 10/01/13	390,000		409,500
Rogers Wireless, Inc., 9.625%, 05/01/11	370,000		436,138
Russell Corp., 9.250%, 05/01/10	505,000		535,300
Sinclair Broadcast Group, 8.000%, 03/15/12	285,000	[2]	293,550
Sun Media Corp., 7.625%, 02/15/13	525,000		558,468
Terra Capital, Inc., 11.500%, 06/01/10	190,000		217,550
Texas Genco LLC., 6.875%, 12/15/14 (a)	180,000	[2]	190,350
TRW Automotive, Inc., 9.375%, 02/15/13	540,000		600,750
UGS Corp., 10.000%, 06/01/12	460,000		512,900
Total Finance			12,578,150

Health Care - 0.7%
Extendicare Health Services, Inc., 6.875%, 05/01/14	400,000		399,000

Industrials - 71.6%
AEP Industries Inc., 7.875%, 03/15/13 (a)	265,000		266,912
Ainsworth Lumber Co. Ltd., 7.250%, 10/01/12	125,000		119,688
Ainsworth Lumber Co., Ltd., 6.750%, 03/15/14	240,000	[2]	219,600
AirGate PCS, Inc., 6.891%, 10/15/11	250,000		256,875
Alderwoods Group, Inc., 7.750%, 09/15/12 (a)	180,000		191,925
Allied Waste North America, 5.750%, 02/15/11	515,000	[2]	484,100
Allied Waste North America, 6.125%, 02/15/14	215,000	[2]	200,756
Allied Waste North America, Inc., 7.375%, 04/15/14	250,000	[2]	232,500
American Towers, Inc., 7.250%, 12/01/11	400,000		424,000
AmeriGas Partners, L.P., 7.250%, 05/20/15 (a)	235,000		245,575
Ames True Temper, Inc., 7.141%, 01/15/12	170,000		162,350
Ardent Health Services, Inc., 10.000%, 08/15/13	270,000		327,713
ArvinMeritor, Inc., 8.750%, 03/01/12	200,000	[2]	209,500
Aventine Renewable Energy, Inc., 8.501%, 12/15/11 (a)	110,000		106,150
Beazer Homes USA, Inc., 8.375%, 04/15/12	170,000		183,175
Beazer Homes USA, Inc., 6.500%, 11/15/13	250,000	[2]	248,125
Bowater, Inc., 6.500%, 06/15/13	210,000	[2]	208,425
Cablevision Systems Corp., 8.000%, 04/15/12	700,000		689,500
CanWest Media, Inc., 8.000%, 09/15/12	440,000		465,300
CCO Holdings, LLC, 8.750%, 11/15/13	200,000	[2]	198,000

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials (continued)
Celestica, Inc., 7.875%, 07/01/11	$385,000	[2]	$396,550
Centennial Communications Corp., 8.125%, 02/01/14	50,000	[2]	53,500
Charter Communications Holdings II, 10.250%, 09/15/10	600,000		609,750
Chesapeake Energy Corp., 6.375%, 06/15/15 (a)	200,000		206,000
Chesapeake Energy Corp., 6.625%, 01/15/16 (a)	320,000	[2]	332,000
Cincinnati Bell Inc., 8.375%, 01/15/14	50,000	[2]	51,500
Citizens Communications Co., 6.250%, 01/15/13	380,000		369,550
CMS Energy Corp., 7.750%, 08/01/10	270,000		291,600
Consolidated Comm Holdings, 9.750%, 04/01/12 (a)	365,000		384,163
Corrections Corp. of America, 6.250%, 03/15/13	395,000		394,013
Crompton Corp., 9.875%, 08/01/12	305,000		355,325
Crown European Holdings, 10.875%, 03/01/13	95,000		112,100
Crown European Holdings, 9.500%, 03/01/11	235,000		260,850
D.R. Horton, Inc., 5.250%, 02/15/15	225,000	[2]	218,957
Del Monte Foods Co., 6.750%, 02/15/15 (a)	90,000	[2]	92,250
Denbury Resources, Inc., 7.500%, 04/01/13	250,000		263,125
Dex Media, Inc., 9.000%, 11/15/13	795,000	[2]	643,950
DirecTV Holdings LLC, 6.375%, 06/15/15	475,000		475,000
DirecTV Holdings LLC, 8.375%, 03/15/13	300,000		333,750
Dobson Cellular Systems, 8.375%, 11/01/11 (a)	125,000		131,875
Dobson Cellular Systems, Inc., 9.875%, 11/01/12 (a)	225,000	[2]	238,500
Echostar DBS Corp., 6.375%, 10/01/11	500,000	[2]	498,125
EchoStar DBS Corp., 6.625%, 10/01/14	250,000		248,125
Flextronics International Ltd., 1.000%, 08/01/10	225,000		234,844
Freescale Semiconductor, Inc., 7.125%, 07/15/14	175,000		189,000
Georgia-Pacific Corp., 7.700%, 06/15/15	865,000		990,425
Goodman Global Holdings Co., Inc., 5.760%, 06/15/12 (a)	100,000		99,000
Goodman Global Holdings Co., Inc., 7.875%, 12/15/12 (a)	140,000	[2]	130,200
Graham Packaging Co., 9.875%, 10/15/14 (a)	475,000	[2]	478,563
Group 1 Automotive, Inc., 8.250%, 08/15/13	170,000		172,550
H.H. Gregg Appliances Inc., 9.000%, 02/01/13 (a)	215,000		202,638
Hanover Compressor Co., 9.000%, 06/01/14	125,000		133,750
Houghton Mifflin Co., 9.875%, 02/01/13	200,000	[2]	214,500
Huntsman International LLC., 7.375%, 01/01/15 (a)	350,000	[2]	347,375
Huntsman LLC, 11.500%, 07/15/12	145,000	[2]	170,738
Insight Communications Co., Inc., 0.000%, 02/15/11[4]	750,000	[2]	755,624
Intelsat (Bermuda), Ltd., 7.805%, 01/15/12 (a)	100,000		102,250
Intelsat (Bermuda), Ltd., 8.250%, 01/15/13 (a)	70,000		72,625
iPCS, Inc., 11.500%, 05/01/12	350,000		392,000
Iron Mountain Inc., 6.625%, 01/01/16	265,000		246,450
Iron Mountain Inc., 7.750%, 01/15/15	300,000		303,000
IWO Escrow Co., 10.750%, 01/15/15 (a)	100,000		66,000
IWO Escrow Co., 6.891%, 01/15/12 (a)	220,000		219,450
J.C. Penney Co., Inc., 6.875%, 10/15/15	240,000		259,200
Jefferson Smurfit Corp., 7.500%, 06/01/13	440,000	[2]	422,400
Jostens IH Corp., 7.625%, 10/01/12	665,000		660,013
L-3 Communications Corp., 5.875%, 01/15/15	225,000		219,375
L-3 Communications Corp., 6.125%, 07/15/13	175,000		176,750
L-3 Communications Corp., 7.625%, 06/15/12	100,000		107,000
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		164,250
Lyondell Chemical Co., 10.500%, 06/01/13	250,000		287,188
Lyondell Chemical Co., 11.125%, 07/15/12	480,000		547,200
MCI Inc., 7.735%, 05/01/14	210,000		235,988

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials (continued)
Meritage Homes Corp., 6.250%, 03/15/15	$105,000		$98,175
MGM Mirage Inc., 5.875%, 02/27/14	5,000		4,881
MGM Mirage Inc., 6.750%, 09/01/12	915,000		947,024
Millar Western Forest Products Ltd., 7.750%, 11/15/13	240,000		226,200
Nalco Company, 7.750%, 11/15/11	105,000		112,350
Nalco Company, 8.875%, 11/15/13	355,000	[2]	382,513
Newfield Exploration Co., 6.625%, 09/01/14	265,000	[2]	278,913
Nextel Communications, Inc., 7.375%, 08/01/15	250,000		271,250
Novelis, Inc., 7.250%, 02/15/15 (a)	215,000		216,881
Owens-Brockway Glass Container Inc., 6.750%, 12/01/14	150,000		152,438
Owens-Brockway Glass Container Inc., 8.250%, 05/15/13	715,000		780,243
PanAmSat Corp., 9.000%, 08/15/14	289,000	[2]	316,816
Pogo Producing Co., 6.625%, 03/15/15 (a)	230,000	[2]	238,625
Polyone Corp., 10.625%, 05/15/10	260,000		276,250
Polyone Corp., 8.875%, 05/01/12	100,000		99,250
Qwest Communications International, Inc., 7.268%, 02/15/09	600,000		592,500
Qwest Communications International, Inc., 7.500%, 02/15/14 (a)	235,000	[2]	223,544
Qwest Corp., 8.875%, 03/15/12 (a)	275,000		300,438
R.H. Donnelley Financial Corp., 6.875%, 01/15/13 (a)	185,000	[2]	189,625
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		338,575
Rayovac Corp., 7.375%, 02/01/15 (a)	375,000	[2]	364,688
Rockwood Specialties Group, Inc., 7.500%, 11/15/14	100,000		99,750
Rogers Wireless Communications, Inc., 6.375%, 03/01/14	330,000		337,425
Rural Cellular Corp., 7.910%, 03/15/10	250,000	[2]	258,750
Rural Cellular Corp., 8.250%, 03/15/12	200,000		210,000
Saks Inc., 7.500%, 12/01/10	280,000		281,400
Sealy Mattress Co., 8.250%, 06/15/14	545,000	[2]	553,175
Select Medical Corp., 7.625%, 02/01/15 (a)	370,000		368,150
Service Corp., International, 7.000%, 06/15/17 (a)	45,000	[2]	46,463
Service Corp., International, 6.750%, 04/01/16	450,000		462,374
Simmons Co., 0.000%, 15/15/14 (a) (b) [4]	190,000	[2]	86,450
Six Flags, Inc., 8.875%, 02/01/10	305,000	[2]	298,900
Southern Natural Gas Co., 8.875%, 03/15/10	275,000	[2]	303,030
Stewart Enterprises, Inc., 6.250%, 02/15/13 (a)	400,000		398,000
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	125,000		128,750
Swift & Co., 10.125%, 10/01/09	260,000		284,700
Tenet Healthcare Corp., 7.375%, 02/01/13	475,000	[2]	471,437
Tenet Healthcare Corp., 9.250%, 02/01/15 (a)	215,000		224,138
Tenneco Automotive Inc., 8.625%, 11/15/14	400,000	[2]	404,000
Terex Corp., 7.375%, 01/15/14	415,000		431,600
Terra Capital, Inc., 12.875%, 10/15/08	570,000		675,449
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	25,875		665,245
Triad Hospitals, Inc., 7.000%, 11/15/13	400,000	[2]	413,000
Ubiquitel Opertating Co., 9.875%, 03/01/11	205,000		226,013
United Components, Inc., 9.375%, 06/15/13	375,000	[2]	379,687
US Airways, Inc., Series 89A2, 9.820%, 01/01/13	1,343,987	[2]	604,961
Vail Resorts, Inc., 6.750%, 02/15/14	685,000		698,700
Vertis, Inc., 9.750%, 04/01/09	425,000		444,125
Vertis, Inc., 10.875%, 06/15/09	75,000	[2]	72,000
Videotron Ltee, 6.875%, 01/15/14	370,000		378,325
Warner Music Group, 7.375%, 04/15/14	315,000	[2]	319,725
Whiting Petroleum Corp., 7.250%, 05/01/13	235,000		240,875

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials (continued)
WMG Holdings Corp., 9.500%, 12/15/14 (a)	$271,000		$188,345
Xerox Corp., 7.625%, 06/15/13	350,000	[2]	378,438
Total Industrials			38,745,632

Utilities - 1.9%
AES Corp., The, 7.750%, 03/01/14	350,000	[2]	381,500
Calpine Corp., 9.625%, 09/30/14 (a)	120,000		120,300
Sierra Pacific Resources, 8.625%, 03/15/14	250,000		277,500
Tenaska Alabama II Partners, L.P., 7.000%, 06/30/21 (a)	235,000		239,113
Total Utilities			1,018,413
Total Corporate Bonds (cost $51,859,472)			52,741,195

	Warrants
Warrants - 0.0%#
Dictaphone Corp. Warrants 03/28/06 (cost $0)	48,724		244

	Shares
Common Stock - 0.5%

Chemicals - 0.5%
Huntsman Corp.
Total Common Stock (cost $94,073)	12,603		255,464

Other Investment Companies - 26.9%[1]
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]	14,533,914		14,533,914
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	44,276		44,276
Total Other Investment Companies (cost $14,578,190)			14,578,190
Total Investments - 124.9% (cost $66,531,735)			67,575,093
Other Assets, less Liabilities - (24.9)%			(13,475,983)
Net Assets - 100.0%			$54,099,110

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds – 77.8%
Asset-Backed Securities - 13.3%
Centex Home Equity Loan, Series 2001-A, Class A6, 6.250%, 04/25/31		$628,444		$631,542
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		265,000		265,175
Commercial Mortgage Asset Trust, Series 1999-C1, Class A1, 6.250%, 01/17/32		349,384		351,258
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		34,516		34,509
Continental Airlines, Inc., 6.648%, 09/15/17		207,202		204,592
Countrywide Home Loans, Series 2001-1, Class AF6, 6.434%, 07/25/31		648,757		650,647
Countrywide Home Loans, Series 2002-S1, Class A5, 5.960%, 11/25/16		478,527		477,741
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A3, 5.107%, 09/15/34		186,226		189,886
Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538%, 02/15/08		574,426		602,521
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 08/15/33		1,100,000		1,152,454
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33		62,234		62,592
JPMorgan Chase Commercial Mortgage Security, Series 2001-CIB3, Class A2, 6.044%, 11/15/35		743,000		779,498
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		352,264
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		1,155,759		1,216,182
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		225,000		236,901
Residential Asset Mortgage Products, Inc., Series 2002-RZ3, Class A4, 4.730%, 12/25/31		13,728		13,705
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28		385,796		391,499
Salomon Brothers Mortgage Securities, Series 2001-C2, Class A2, 6.168%, 02/13/10		640,000		673,845
Total Asset-Backed Securities				8,286,811

Finance - 36.5%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	1,000,000		593,812
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		144,685
Boeing Capital Corp., 4.750%, 08/25/08		230,000		234,255
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	[2]	296,229
Cendant Corp., 7.375%, 01/15/13		565,000		647,854
Chancellor Media Corp., 8.000%, 11/01/08		414,000		445,444
Citigroup, Inc., 3.500%, 02/01/08		250,000		246,626
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		198,523
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000		276,694
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		410,000		406,588
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		194,424
Duke Realty LP, 3.500%, 11/01/07		400,000		392,660
Equity One, Inc., 3.875%, 04/15/09		400,000		387,664
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		481,357
Ford Motor Credit Co., 7.000%, 10/01/13		125,000	[2]	120,119
Ford Motor Credit Co., 7.200%, 06/15/07		460,000		465,493
General Motors Acceptance Corp., 4.130%, 03/20/07		500,000		485,156
GMAC, 6.125%, 08/28/07		450,000	[2]	445,593
HCA, Inc., 8.750%, 09/01/10		625,000		713,443
Health Care, Inc., 7.500%, 08/15/07		67,000		70,781
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		511,474
International Bank Recon and Development, 0.000%, 08/20/07[4]	NZD	3,900,000		2,374,378
iStar Financial, Inc., 8.750%, 08/15/08		215,000		240,515
John Hancock Financial Services, Inc., 5.625%, 12/01/08		500,000		522,794
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000		348,429
Korea Development Bank, 3.875%, 03/02/09		425,000		418,339
Lear Corp., Series B, 8.110%, 05/15/09		250,000		258,723
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000		146,667
Liberty Media Corp., 5.700%, 05/15/13		190,000		176,993
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		271,639
Medco Health Solutions, 7.250%, 08/15/13		420,000		473,530
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000	[2]	640,334
NCR Corp., 7.125%, 06/15/09		180,000		194,905
New Plan Excel Realty Trust, 5.875%, 06/15/07		555,000		572,072

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Finance (continued)
News America, Inc., 7.625%, 11/30/28	$460,000		$557,227
PLC Trust 2003-1, 2.709%, 3/31/06 (a)	156,670		156,153
Protective Life U.S. Funding Trust, 5.875%, 8/15/06 (a)	375,000		380,475
Qwest Capital Funding, Inc., 7.250%, 02/15/11	490,000	[2]	471,625
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08	1,000,000		960,000
Ras Laffan Liquified National Gas Co., 3.437%, 09/15/09 (a)	270,075		265,327
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08	750,000		801,436
Rubbermaid, Inc., 6.600%, 11/15/06	152,000		156,871
Senior Housing Trust, 8.625%, 01/15/12	330,000		370,425
Sovereign Bank, 5.125%, 03/15/13	335,000		342,148
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		446,361
Telecorp PCS, Inc., 10.625%, 07/15/10	312,000		330,083
Texas Eastern Transmission, 7.000%, 07/15/32	255,000		312,859
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		456,201
The Ryland Group, Inc., 5.375%, 06/01/08	440,000		450,071
Time Warner, Inc., 7.700%, 05/01/32	635,000		805,878
Transamerica Corp., 6.750%, 11/15/06	85,000		87,278
Union Planters Bank, 6.500%, 03/15/08	375,000		396,286
Universal Corp., Series MTNC, 5.200%, 10/15/13	430,000		427,859
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000		114,271
Total Finance			22,687,026

Industrials - 16.9%
Albertson’s Inc., 7.750%, 06/15/26	175,000		201,701
AmerisourceBergen Corp., 7.250%, 11/15/12	260,000		287,625
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		435,850
Charter Communications Inc., 8.000%, 04/30/12 (a)	245,000	[2]	245,000
Chiron Corp., 1.625%, 08/01/33	925,000	[2]	862,563
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19	411,879		412,581
Corning, Inc., 6.850%, 03/01/29	600,000		623,031
Dynegy-Roseton Danskamme, Series B, 7.670%, 11/08/16	245,000		235,353
General Motors Corp., 7.125%, 07/15/13	400,000	[2]	360,000
Georgia-Pacific Corp., 7.700%, 06/15/15	315,000	[2]	360,675
Guidant Corp., 6.150%, 02/15/06	305,000		309,013
HCA, Inc., 7.050%, 12/01/27	750,000		756,285
Hyatt Equities LLC., 6.875%, 06/15/07 (a)	495,000		511,012
International Paper Co., 4.000%, 04/01/10	300,000	[2]	290,231
International Paper Co., 4.250%, 01/15/09	300,000		296,358
Kraft Foods, Inc., 5.250%, 10/01/13	1,175,000		1,224,738
Kroger Co., 7.000%, 05/01/18	460,000		529,950
News America, Inc., 7.280%, 06/30/28	225,000		262,377
Nortel Networks Ltd., 6.125%, 02/15/06	140,000	[2]	141,575
Penney (JC) Co., 8.000%, 03/01/10	125,000		138,125
Telus Corp., 8.000%, 06/01/11	1,065,000		1,247,016
Terra Capital, Inc., 12.875%, 10/15/08	215,000		254,775
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31	11,000		282,810
Walt Disney Co., The, 7.000%, 03/01/32	190,000	[2]	233,763
Total Industrials			10,502,407

Utility - 11.1%
Amerenenergy Generating Co., 7.750%, 11/01/05	800,000		810,138
Cilcorp, Inc., 8.700%, 10/15/09	315,000		365,271
Dominion Resources, Inc., 4.125%, 02/15/08	450,000		448,356
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	900,000		998,853
FirstEnergy Corp., Series C, 7.375%, 11/15/31	715,000		876,821
Gulf States Utilities, 6.770%, 08/01/05	215,000		215,482
Kansas City Power & Light Co., 7.125%, 12/15/05	510,000		517,631

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

June 30, 2005

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utility (continued)
Nisource Finance Corp., 7.875%, 11/15/10		$350,000		$402,621
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		553,010
Pinnacle West Capital Corp., 6.400%, 4/1/06		575,000		582,856
PSI Energy, Inc., 6.650%, 6/15/06		350,000		358,673
Southwestern Public Service Co., 5.125%, 11/01/06		770,000		779,892
Total Utility				6,909,604
Total Corporate Bonds (cost $46,500,137)				48,385,848

Foreign Government Obligations - 4.3%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		843,240
Mexican Government, 9.000%, 12/20/12	MXN	15,500,000		1,421,485
Mexico Government, Yankee, 9.875%, 02/01/10		315,000		381,780
Total Foreign Government Obligations (cost $2,411,645)				2,646,505

U.S. Government and Agency Obligations – 11.3%

U.S. Government Agency Obligations – 4.1%
FHLMC Gold, 6.500%, 07/01/29		8,681		9,019
FHLMC Gold, 7.500%, 01/01/30		3		3
FHLMC Gold, 9.000%, 04/01/25		57,214		63,136
FHLMC 2.850%, 01/05/07		630,000		621,516
FHLMC, 3.000%, 02/15/15		288,121		287,000
FHLMC, 3.500%, 12/15/10		395,377		394,435
FNMA, 2.290%, 02/19/09	SGD	700,000		416,126
FNMA, 2.750%, 08/11/06		70,000	[2]	69,235
FNMA, 7.000%, 04/25/24		100,000		108,888
FNMA, 7.000%, 11/01/26		4,154		4,383
FNMA, 7.500%, 07/01/25		5,155		5,510
FNMA, 7.500%, 01/19/39		224,766		240,366
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		302,667
Total U.S. Government Agency Obligations				2,522,284

U.S. Treasuries - 7.2%
USTB, 2.000%, 01/15/14		454,696		468,497
USTB, 4.750%, 05/15/14		1,435,000	[2]	1,523,119
USTB, 5.375%, 02/15/31		870,000	[2]	1,026,872
USTN, 2.625%, 05/15/08		745,000	[2]	724,193
USTN, 3.000%, 2/15/08		755,000	[2]	742,997
Total U.S. Treasuries				4,485,678

Total U.S. Government and Agency Obligations (cost $6,780,330)				7,007,962

Municipal Bonds - 1.3%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		220,000		240,075
Eufaula Alabama, Series C, 4.000%, 08/15/12		560,000		569,100
Total Municipal Bonds (cost $772,131)				809,175

		Shares
Preferred Stock - 0.5%
Travelers Property Casualty Corp., 4.500%, 04/15/32 (cost $288,490)		13,050		292,059

Other Investment Companies – 15.6%[1]
Bank of New York Institutional Cash Reserves Fund, 3.27%[3]		7,325,973		7,325,973
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%		2,378,286		2,378,286

Total Other Investment Companies (cost $9,704,259)				9,704,259

Total Investments – 110.8% (cost $66,456,992)				68,845,808

Other Assets, less Liabilities – (10.8) %				(6,690,169)

Net Assets - 100.0%				$62,155,639

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
20 Fund	$35,057,952	$1,846,747	($5,581,492)	($3,734,745)
Mid-Cap	108,679,496	19,106,177	(1,031,790)	18,074,387
Balanced	27,111,239	2,977,089	(300,161)	2,676,928
High Yield	66,676,839	2,155,619	(967,157)	1,188,462
Fixed Income	66,559,014	3,012,791	(521,361)	2,491,430

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Balanced	$269,444	1.0%
High Yield	8,893,299	16.4%
Fixed Income	1,673,682	2.7%

(b)	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2005, amounting to:

Fund	Value	% of Net Assets
20 Fund	$3,898,886	14.3%
Mid-Cap	27,206,465	27.5%
Balanced	3,308,729	12.7%
High Yield	14,307,523	26.4%
Fixed Income	7,186,768	11.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Zero coupon security.

#	Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
USTB:	United States Treasury Bond
USTN:	United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

CAD:	Canadian Dollar
NZD:	New Zealand Dollar
GBP:	British Pound
SGD:	Singapore Dollar
MXN:	Mexican Peso

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	Managers 20 Fund	Managers Mid-Cap Fund	Managers Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Assets:
Investments at value (including securities on loan valued at $3,898,886, $27,206,465, $3,308,729, $14,307,523, and $7,186,768, respectively)	$31,323,207	$126,723,422	$29,377,275	$67,575,093	$68,845,808
Foreign currency**			—	—	4,765
Receivable for investments sold	137,358	1,356,746	248,115	265,938	—
Receivable for Fund shares sold	2,603	7,997	753	63,665	2,728
Dividends, interest and other receivables	9,532	50,258	125,333	1,022,543	762,792
Prepaid expenses	29,388	30,869	30,432	30,218	30,098
Total assets	31,502,088	128,169,292	29,781,908	68,957,457	69,646,191
Liabilities:
Payable to Custodian	99,441	—	—	—	—
Payable for Fund shares repurchased	65,920	185,359	10,051	84,372	64,420
Payable upon return of securities loaned	4,001,078	27,826,494	3,403,917	14,533,914	7,325,973
Payable for investments purchased	—	1,029,970	267,624	128,856	—
Accrued expenses:
Investment advisory and management fees	—	44,790	—	6,618	—
Administrative fees	4,517	16,367	1,488	8,873	4,773
Other	115,006	96,336	70,671	95,714	95,386
Total liabilities	4,285,962	29,199,316	3,753,751	14,858,347	7,490,552
Net Assets	$27,216,126	$98,969,976	$26,028,157	$54,099,110	$62,155,639
Net Assets Represent:
Paid-in capital	$273,527,650	$106,398,031	$44,422,604	$73,454,844	$63,260,743
Undistributed net investment income (loss)	(175,605)	(127,328)	12,626	1,500	26,206
Accumulated net realized loss from investments and foreign currency transactions	(242,401,174)	(25,359,863)	(20,878,412)	(20,400,592)	(3,521,944)
Net unrealized appreciation (depreciation) of investments and foreign currency contracts and translations	(3,734,745)	18,059,136	2,471,339	1,043,358	2,390,634
Net Assets	$27,216,126	$98,969,976	$26,028,157	$54,099,110	$62,155,639
Class A Shares - Net Assets	$3,782,097	$9,308,804	$2,230,851	$18,924,140	$5,872,559
Shares Outstanding	810,771	740,064	197,270	2,228,776	554,775
Net asset value, offering and redemption price per share	$4.66	$12.58	$11.31	$8.49	$10.59
Class B Shares - Net Assets	$9,327,371	$15,835,615	$10,654,720	$22,129,145	$18,509,112
Shares Outstanding	2,093,952	1,317,830	957,668	2,628,596	1,757,632
Net asset value, offering and redemption price per share	$4.45	$12.02	$11.13	$8.42	$10.53
Class C Shares - Net Assets	$7,827,347	$14,422,742	$5,596,196	$8,781,138	$12,481,067
Shares Outstanding	1,750,075	1,199,564	498,422	1,044,679	1,177,843
Net asset value, offering and redemption price per share	$4.47	$12.02	$11.23	$8.41	$10.60
Institutional Class Shares - Net Assets	$6,279,311	$59,402,815	$7,546,390	$4,264,687	$25,292,901
Shares Outstanding	1,321,961	4,492,088	662,034	498,495	2,378,494
Net asset value, offering and redemption price per share	$4.75	$13.22	$11.40	$8.56	$10.63
* Investments at cost	$35,057,952	$108,664,286	$26,905,792	$66,531,735	$66,456,992
** Foreign currency at cost	—	—	—	—	4,717

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2005 (unaudited)

	Managers 20 Fund	Managers Mid-Cap Fund	Managers Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Investment Income:
Dividend income	$116,606	$510,544	$145,264	$5,798	$16,045
Interest income	—	—	204,518	2,096,145	1,663,167
Foreign withholding tax	—	—	—	—	(3,727)
Securities lending fees	3,251	14,822	1,450	25,873	9,984
Total investment income	119,857	525,366	351,232	2,127,816	1,685,469
Expenses:
Investment advisory and management fees	106,917	342,264	92,959	189,392	139,394
Administrative fees	30,548	97,790	26,560	54,112	61,953
Distribution Fees - Class A Shares	8,856	18,468	4,742	34,042	12,007
Distribution Fees - Class B Shares	52,579	79,931	53,696	120,841	95,016
Distribution Fees - Class C Shares	44,634	72,558	29,247	46,970	65,095
Transfer agent	55,362	31,843	22,383	32,231	23,526
Custodian	23,509	29,160	35,918	42,264	30,853
Professional fees	12,527	15,666	13,722	15,579	16,054
Registration fees	17,888	21,763	18,430	18,388	19,677
Trustees fees and expenses	1,190	2,983	783	1,519	1,738
Shareholder reports	23,600	7,863	5,454	5,130	10,686
Miscellaneous	2,617	4,860	1,970	2,987	3,441
Total expenses before offsets	380,227	725,149	305,864	563,455	479,440
Expense reimbursement	(82,915)	(65,113)	(85,174)	(113,410)	(155,547)
Expense reductions	(1,850)	(7,342)	(6,847)	—	—
Net expenses	295,462	652,694	213,843	450,045	323,893
Net investment income (loss)	(175,605)	(127,328)	137,389	1,677,771	1,361,576
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment transactions	(3,921,932)	4,773,151	1,543,213	949,347	285,818
Net realized gain on foreign currency contracts and transactions	—	—	—	—	(37,185)
Net unrealized appreciation (depreciation) of investments	315,233	(852,247)	(1,403,378)	(2,083,073)	(438,509)
Net unrealized appreciation of foreign currency contracts and translations	—	—	—	—	(7,272)
Net realized and unrealized gain (loss)	(3,606,699)	3,920,904	139,835	(1,133,726)	(197,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	($3,782,304)	$3,793,576	$277,224	$544,045	$1,164,428

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2005, (unaudited) and for the year ended December 31, 2004

	Managers 20 Fund		Managers Mid-Cap Fund
	2005	2004	2005	2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	($175,605)	($435,076)	($127,328)	($26,289)
Net realized gain (loss) on investments and foreign currency transactions	(3,921,932)	(38,185,417)	4,773,151	17,633,981
Net unrealized appreciation (depreciation) of investments and foreign currency translations	315,233	35,492,173	(852,247)	(1,928,532)
Net increase (decrease) in net assets resulting from operations	(3,782,304)	(3,128,320)	3,793,576	15,679,160
Distributions to Shareholders:
From net investment income
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Class Shares	—	—	—	—
Total distributions to shareholders	—	—	—	—
From Capital Share Transactions:
Proceeds from sale of shares	640,596	3,970,824	3,446,128	9,288,357
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	(7,272,759)	(19,135,432)	(10,712,604)	(30,119,048)
Net decrease from capital share transactions	(6,632,163)	(15,164,608)	(7,266,476)	(20,830,691)
Total increase (decrease) in net assets	(10,414,467)	18,292,928	(3,472,900)	(5,151,531)
Net Assets:
Beginning of period	37,630,593	55,923,521	102,442,876	107,594,407
End of period	$27,216,126	$37,630,593	$98,969,976	$102,442,876
End of period undistributed net investment income (loss)	($175,605)	—	($127,328)	—

The accompanying notes are an integral part of these financial statements.

Managers Balanced Fund		Managers High Yield Fund		Managers Fixed Income Fund
2005	2004	2005	2004	2005	2004

$137,389	$373,627	$1,677,771	$4,604,636	$1,361,576	$3,101,417
1,543,213	2,306,373	949,347	5,833,380	248,633	1,376,839
(1,403,378)	(86,318)	(2,083,073)	(4,409,511)	(445,781)	(1,042,128)
277,224	2,593,682	544,045	6,028,505	1,164,428	3,436,128

(13,757)	(38,536)	(533,579)	(963,249)	(130,975)	(304,012)
(35,409)	(112,295)	(722,427)	(2,221,663)	(374,865)	(996,137)
(17,805)	(65,894)	(281,303)	(855,347)	(251,676)	(669,346)
(61,819)	(155,217)	(138,962)	(497,737)	(599,603)	(1,239,071)
(128,790)	(371,942)	(1,676,271)	(4,537,996)	(1,357,119)	(3,208,566)

1,225,102	2,279,694	9,808,485	31,204,684	4,933,774	9,943,361
36,106	140,888	691,792	1,205,835	559,707	1,301,586
(3,325,475)	(8,921,632)	(14,367,155)	(64,494,199)	(7,193,213)	(27,692,595)
(2,064,267)	(6,501,050)	(3,866,878)	(32,083,680)	(1,699,732)	(16,447,648)
(1,915,833)	(4,279,310)	(4,999,104)	(30,593,171)	(1,892,423)	(16,220,086)

27,943,990	32,223,300	59,098,214	89,691,385	64,048,062	80,268,148
$26,028,157	$27,943,990	$54,099,110	$59,098,214	$62,155,639	$64,048,062
$12,626	$4,027	$1,500	—	$26,206	$21,749

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Class A Shares						Class B Shares
20 Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.20	$5.48	$3.51	$6.12	$11.76	$20.68	$4.98	$5.27	$3.39	$5.95	$11.48	$20.40
Income from Investment Operations:
Net investment loss	(0.02)	(0.05)	(0.05)	(0.07)	(0.08)	(0.28)	(0.04)	(0.08)	(0.07)	(0.10)	(0.13)	(0.39)
Net realized and unrealized gain (loss) on investments	(0.52)	(0.23)	2.02	(2.54)	(5.56)	(5.22)	(0.49)	(0.21)	1.95	(2.46)	(5.40)	(5.11)

Total from investment operations	(0.54)	(0.28)	1.97	(2.61)	(5.64)	(5.50)	(0.53)	(0.29)	1.88	(2.56)	(5.53)	(5.50)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(3.42)	—	—	—	—	—	(3.42)

Total distributions to shareholders	—	—	—	—	—	(3.42)	—	—	—	—	—	(3.42)

Net Asset Value, End of Period	$4.66	$5.20	$5.48	$3.51	$6.12	$11.76	$4.45	$4.98	$5.27	$3.39	$5.95	$11.48
Total Return[1]	(10.38)%[2]	(5.11)%	56.13%	(42.65)%	(47.96)%	(25.67)%	(10.64)%[2]	(5.50)%	55.46%	(43.03)%	(48.17)%	(25.99)%

Ratio of net expenses to average net assets[1]	1.66%[3]	1.75%	1.75%	1.75%	1.67%	1.51%	2.24%[3]	2.25%	2.25%	2.25%	2.17%	2.01%

Ratio of total expenses to average net assets[1]	2.22%[3]	2.07%	1.97%	1.82%	1.67%	1.51%	2.79%[3]	2.57%	2.47%	2.32%	2.17%	2.01%
Ratio of net investment loss to average net assets	(0.88)%[3]	(0.74)%	(1.15)%	(1.19)%	(1.19)%	(1.14)%	(1.45)%[3]	(1.24)%	(1.65)%	(1.69)%	(1.69)%	(1.64)%
Portfolio turnover	4%[2]	35%	9%	9%	8%	449%	4%[2]	35%	9%	9%	8%	449%
Net assets at end of period (000’s omitted)	$3,782	$5,064	$7,956	$8,778	$23,948	$33,439	$9,328	$13,007	$19,724	$16,197	$46,136	$89,044

	Class C Shares						Institutional Class Shares
20 Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.00	$5.29	$3.40	$5.98	$11.52	$20.46	$5.28	$5.54	$3.53	$6.13	$11.70	$20.49

Income from Investment Operations:
Net investment loss	(0.04)	(0.08)	(0.07)	(0.10)	(0.12)	(0.39)	(0.01)	(0.01)	(0.01)	(0.04)	(0.05)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.49)	(0.21)	1.96	(2.48)	(5.42)	(5.13)	(0.52)	(0.25)	2.02	(2.56)	(5.52)	(5.21)

Total from investment operations	(0.53)	(0.29)	1.89	(2.58)	(5.54)	(5.52)	(0.53)	(0.26)	2.01	(2.60)	(5.57)	(5.37)

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(3.42)	—	—	—	—	—	(3.42)

Total distributions to shareholders	—	—	—	—	—	(3.42)	—	—	—	—	—	(3.42)

Net Asset Value, End of Period	$4.47	$5.00	$5.29	$3.40	$5.98	$11.52	$4.75	$5.28	$5.54	$3.53	$6.13	$11.70

Total Return[1]	(10.60)%[2]	(5.48)%	55.13%	(42.98)%	(48.09)%	(26.02)%	(10.04)%[2]	(4.69)%	56.94%	(42.41)%	(47.61)%	(25.23)%

Ratio of net expenses to average net assets[1]	2.24%[3]	2.25%	2.25%	2.25%	2.17%	2.01%	1.24%[3]	1.25%	1.25%	1.25%	1.17%	1.01%
Ratio of total expenses to average net assets[1]	2.79%[3]	2.57%	2.47%	2.32%	2.17%	2.01%	1.79%[3]	1.59%	1.47%	1.32%	1.17%	1.01%
Ratio of net investment loss to average net assets	(1.45)%[3]	(1.24)%	(1.65)%	(1.69)%	(1.69)%	(1.64)%	(0.46)%[3]	(0.19)%	(0.65)%	(0.69)%	(0.69)%	(0.64)%
Portfolio turnover	4%[2]	35%	9%	9%	8%	449%	4%[2]	35%	9%	9%	8%	449%
Net assets at end of period (000’s omitted)	$7,827	$11,073	$18,038	$15,359	$40,383	$64,272	$6,279	$8,487	$10,206	$7,988	$20,149	$30,401

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Class A Shares						Class B Shares
Mid-Cap Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.10	$10.36	$7.58	$8.79	$9.86	$16.27	$11.59	$9.98	$7.33	$8.54	$9.63	$16.13

Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)	(0.13)	(0.06)	(0.07)	(0.05)	(0.06)	(0.05)	(0.20)
Net realized and unrealized gain (loss) on investments	0.50	1.76	2.79	(1.20)	(1.06)	0.40	0.49	1.68	2.70	(1.15)	(1.04)	0.38

Total from investment operations	0.48	1.74	2.78	(1.21)	(1.07)	0.27	0.43	1.61	2.65	(1.21)	(1.09)	0.18

Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	(0.00)[4]	(6.68)	—	—	—	—	(0.00)[4]	(6.68)

Total distributions to shareholders	—	—	—	—	(0.00)	(6.68)	—	—	—	—	(0.00)	(6.68)

Net Asset Value, End of Period	$12.58	$12.10	$10.36	$7.58	$8.79	$9.86	$12.02	$11.59	$9.98	$7.33	$8.54	$9.63

Total Return[1]	3.97%[2]	16.80%	36.68%	(13.77)%	(10.93)%	4.97%	3.71%[2]	16.13%	36.15%	(14.17)%	(11.30)%	4.44%

Ratio of net expenses to average net assets[1]	1.40%[3]	1.41%	1.50%	1.50%	1.50%	1.47%	1.99%[3]	1.90%	2.00%	2.00%	2.00%	1.97%
Ratio of total expenses to average net assets[1]	1.55%[3]	1.68%	1.63%	1.59%	1.60%	1.47%	2.13%[3]	2.18%	2.13%	2.09%	2.10%	1.97%
Ratio of net investment income (loss) to average net assets	(0.33)%[3]	(0.16)%	(0.14)%	(0.09)%	(0.08)%	(0.80)%	(0.91)%[3]	(0.67)%	(0.64)%	(0.59)%	(0.58)%	(1.30)%
Portfolio turnover	42%[2]	90%	109%	108%	120%	440%	42%[2]	90%	109%	108%	120%	440%
Net assets at end of period (000’s omitted)	$9,309	$9,168	$9,741	$7,290	$14,268	$15,210	$15,835	$17,226	$17,052	$15,956	$22,075	$19,621

	Class C Shares						Institutional Class Shares
Mid-Cap Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.60	$9.99	$7.34	$8.55	$9.63	$16.12	$12.70	$10.82	$7.87	$9.09	$10.16	$16.47

Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.08)	(0.05)	(0.06)	(0.04)	(0.20)	0.01	0.04	0.03	0.04	0.03	(0.05)
Net realized and unrealized gain (loss) on investments	0.48	1.69	2.70	(1.15)	(1.04)	0.39	0.51	1.84	2.92	(1.25)	(1.09)	0.42

Total from investment operations	0.42	1.61	2.65	(1.21)	(1.08)	0.19	0.52	1.88	2.95	(1.21)	(1.06)	0.37

Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—	—	—	—	(0.01)	(0.01)	—
Net realized gain on investments	—	—	—	—	(0.00)[4]	(6.68)	—	—	—	—	(0.00)[4]	(6.68)

Total distributions to shareholders	—	—	—	—	(0.00)	(6.68)	—	—	—	(0.01)	(0.01)	(6.68)

Net Asset Value, End of Period	$12.02	$11.60	$9.99	$7.34	$8.55	$9.63	$13.22	$12.70	$10.82	$7.87	$9.09	$10.16

Total Return[1]	3.62%[2]	16.12%	36.10%	(14.15)%	(11.19)%	4.51%	4.18%[2]	17.37%	37.51%	(13.33)%	(10.38)%	5.51%

Ratio of net expenses to average net assets[1]	1.99%[3]	1.91%	2.00%	2.00%	2.00%	1.97%	0.99%[3]	0.90%	1.00%	1.00%	1.00%	0.97%
Ratio of total expenses to average net assets[1]	2.13%[3]	2.18%	2.13%	2.09%	2.10%	1.97%	1.13%[3]	1.18%	1.13%	1.09%	1.10%	0.97%
Ratio of net investment income (loss) to average net assets	(0.91)%[3]	(0.67)%	(0.64)%	(0.59)%	(0.57)%	(1.30)%	0.09%[3]	0.33%	0.36%	0.41%	0.42%	(0.30)%
Portfolio turnover	42%[2]	90%	109%	108%	120%	440%	42%[2]	90%	109%	108%	120%	440%
Net assets at end of period (000’s omitted)	$14,423	$15,393	$16,576	$16,329	$20,055	$13,793	$59,403	$60,656	$64,225	$62,544	$87,671	$106,512

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Class A Shares						Class B Shares
Balanced Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.24	$10.42	$8.62	$10.13	$11.08	$13.51	$11.06	$10.26	$8.49	$9.98	$10.92	$13.38
Income from Investment Operations:
Net investment income (loss)	0.07	0.17	0.22	0.24	0.25	0.28	0.04	0.34	0.16	0.18	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.07	0.81	1.81	(1.49)	(0.96)	0.64	0.07	0.80	1.79	(1.45)	(0.94)	0.66
Total from investment operations	0.14	0.98	2.03	(1.25)	(0.71)	0.92	0.11	1.14	1.95	(1.27)	(0.74)	0.85
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.16)	(0.23)	(0.26)	(0.24)	(0.25)	(0.04)	(0.34)	(0.18)	(0.22)	(0.20)	(0.21)
Net realized gain on investments	—	—	—	—	—	(3.10)	—	—	—	—	—	(3.10)
Total distributions to shareholders	(0.07)	(0.16)	(0.23)	(0.26)	(0.24)	(3.35)	(0.04)	(0.34)	(0.18)	(0.22)	(0.20)	(3.31)
Net Asset Value, End of Period	$11.31	$11.24	$10.42	$8.62	$10.13	$11.08	$11.13	$11.06	$10.26	$8.49	$9.98	$10.92
Total Return[1]	1.24%[2]	9.45%	23.85%	(12.47)%	(6.37)%	7.29%	0.97%[2]	11.11%	23.42%	(12.89)%	(6.79)%	6.79%
Ratio of net expenses to average net assets[1]	1.37%[3]	1.47%	1.50%	1.50%	1.50%	1.50%	1.95%[3]	1.97%	2.00%	2.00%	2.00%	2.00%
Ratio of total expenses to average net assets[1]	2.07%[3]	2.05%	1.73%	1.68%	1.68%	1.74%	2.65%[3]	2.57%	2.23%	2.18%	2.18%	2.24%
Ratio of net investment income (loss) to average net assets	1.28%[3]	1.46%	2.21%	2.62%	2.43%	1.92%	0.70%[3]	0.97%	1.71%	2.12%	1.93%	1.42%
Portfolio turnover	26%[2]	85%	91%	183%	226%	386%	26%[2]	85%	91%	183%	226%	386%
Net assets at end of period (000’s omitted)	$2,231	$2,366	$3,448	$4,205	$22,802	$24,311	$10,655	$11,090	$12,134	$12,345	$20,279	$13,958

	Class C Shares						Institutional Class Shares
Balanced Fund	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.16	$10.35	$8.56	$10.06	$11.01	$13.46	$11.33	$10.50	$8.68	$10.22	$11.17	$13.59
Income from Investment Operations:
Net investment income (loss)	0.04	0.11	0.16	0.18	0.19	0.19	0.07	0.21	0.27	0.28	0.31	0.34
Net realized and unrealized gain (loss) on investments	0.07	0.81	1.81	(1.46)	(0.94)	0.66	0.06	0.83	1.83	(1.50)	(0.96)	0.66
Total from investment operations	0.11	0.92	1.97	(1.28)	(0.75)	0.85	0.13	1.04	2.10	(1.22)	(0.65)	1.00
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.11)	(0.18)	(0.22)	(0.20)	(0.20)	(0.06)	(0.21)	(0.28)	(0.32)	(0.30)	(0.32)
Net realized gain on investments	—	—	—	—	—	(3.10)	—	—	—	—	—	(3.10)
Total distributions to shareholders	(0.04)	(0.11)	(0.18)	(0.22)	(0.20)	(3.30)	(0.06)	(0.21)	(0.28)	(0.32)	(0.30)	(3.42)
Net Asset Value, End of Period	$11.23	$11.16	$10.35	$8.56	$10.06	$11.01	$11.40	$11.33	$10.50	$8.68	$10.22	$11.17
Total Return[1]	0.94%[2]	8.88%	23.38%	(12.94)%	(6.77)%	6.79%	1.44%[2]	10.04%	24.51%	(12.06)%	(5.83)%	7.82%
Ratio of net expenses to average net assets[1]	1.95%[3]	1.97%	2.00%	2.00%	2.00%	2.00%	0.95%[3]	0.97%	1.00%	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets[1]	2.65%[3]	2.56%	2.23%	2.18%	2.18%	2.24%	1.65%[3]	1.57%	1.23%	1.18%	1.18%	1.24%
Ratio of net investment income (loss) to average net assets	0.69%[3]	0.97%	1.71%	2.12%	1.93%	1.42%	1.70%[3]	1.98%	2.71%	3.12%	2.93%	2.42%
Portfolio turnover	26%[2]	85%	91%	183%	226%	386%	26%[2]	85%	91%	183%	226%	386%
Net assets at end of period (000’s omitted)	$5,596	$6,377	$8,537	$13,026	$28,946	$8,487	$7,546	$8,111	$8,104	$8,609	$16,912	$15,784

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Class A Shares							Class B Shares
High Yield Fund	June 30, 2005		2004	2003	2002	2001	2000	June 30, 2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.67		$8.46	$7.08	$7.76	$8.20	$10.00	$8.60		$8.40	$7.04	$7.71	$8.16	$9.97
Income from Investment Operations:
Net investment income (loss)	0.28		0.67	0.64	0.80	0.79	0.81	0.25		0.60	0.60	0.75	0.76	0.73
Net realized and unrealized gain (loss) on investments	(0.18)		0.19	1.39	(0.70)	(0.41)	(1.83)	(0.18)		0.21	1.38	(0.67)	(0.43)	(1.80)

Total from investment operations	0.10		0.86	2.03	0.10	0.38	(1.02)	0.07		0.81	1.98	0.08	0.33	(1.07)

Less Distributions to Shareholders from:
Net investment income	(0.28)		(0.65)	(0.65)	(0.78)	(0.82)	(0.78)	(0.25)		(0.61)	(0.62)	(0.75)	(0.78)	(0.74)

Total distributions to shareholders	(0.28)		(0.65)	(0.65)	(0.78)	(0.82)	(0.78)	(0.25)		(0.61)	(0.62)	(0.75)	(0.78)	(0.74)

Net Asset Value, End of Period	$8.49		$8.67	$8.46	$7.08	$7.76	$8.20	$8.42		$8.60	$8.40	$7.04	$7.71	$8.16

Total Return[1]	1.17%[2]		10.62%	29.73%	1.85%	4.78%	(10.74)%	0.90	% [2]	10.07%	29.01%	1.49%	4.17%	(11.31)%

Ratio of net expenses to average net assets[1]	1.31%[3]		1.40%	1.40%	1.40%	1.40%	1.40%	1.90	% [3]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of total expenses to average net assets[1]	1.74%[3]		1.72%	1.63%	1.61%	1.61%	1.58%	2.32	% [3]	2.27%	2.13%	2.11%	2.11%	2.08%
Ratio of net investment income (loss) to average net assets	6.54%[3]		7.68%	8.10%	10.86%	9.95%	8.43%	5.97	% [3]	7.18%	7.60%	10.36%	9.45%	7.93%
Portfolio turnover	31	% [2]	74%	138%	229%	197%	256%	31	% [2]	74%	138%	229%	197%	256%
Net assets at end of period (000’s omitted)	$18,924		$16,612	$24,693	$44,059	$27,712	$19,689	$22,129		$27,287	$35,695	$35,654	$48,857	$41,319

	Class C Shares							Institutional Class Shares
High Yield Fund	June 30, 2005		2004	2003	2002	2001	2000	June 30, 2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.59		$8.39	$7.03	$7.70	$8.15	$9.95	$8.74		$8.52	$7.13	$7.79	$8.24	$10.03

Income from Investment Operations:
Net investment income (loss)	0.25		0.60	0.60	0.75	0.75	0.73	0.30		0.73	0.68	0.84	0.82	0.90
Net realized and unrealized gain (loss) on investments	(0.18)		0.21	1.37	(0.67)	(0.42)	(1.79)	(0.18)		0.18	1.40	(0.68)	(0.41)	(1.86)

Total from investment operations	0.07		0.81	1.97	0.08	0.33	(1.06)	0.12		0.91	2.08	0.16	0.41	(0.96)

Less Distributions to Shareholders from:
Net investment income	(0.25)		(0.61)	(0.61)	(0.75)	(0.78)	(0.74)	(0.30)		(0.69)	(0.69)	(0.82)	(0.86)	(0.83)

Total distributions to shareholders	(0.25)		(0.61)	(0.61)	(0.75)	(0.78)	(0.74)	(0.30)		(0.69)	(0.69)	(0.82)	(0.86)	(0.83)

Net Asset Value, End of Period	$8.41		$8.59	$8.39	$7.03	$7.70	$8.15	$8.56		$8.74	$8.52	$7.13	$7.79	$8.24

Total Return[1]	0.90%		10.08%	29.04%	1.49%	4.18%	(11.22)%	1.40%		10.69%	30.30%	2.64%	5.15%	(10.14)%

Ratio of net expenses to average net assets[1]	1.90%[2]		1.90%	1.90%	1.90%	1.90%	1.90%	0.90%[2]		0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of total expenses to average net assets[1]	2.32%[3]		2.27%	2.13%	2.11%	2.11%	2.08%	1.32%[3]		1.26%	1.13%	1.11%	1.11%	1.08%
Ratio of net investment income (loss) to average net assets[1]	5.97%[3]		7.17%	7.60%	10.36%	9.45%	7.93%	6.97%[3]		8.00%	8.60%	11.36%	10.45%	8.93%
Portfolio turnover	31%[3]		74%	138%	229%	197%	256%	31%[3]		74%	138%	229%	197%	256%
Net assets at end of period (000’s omitted)	$8,781[2]		$10,474	$13,833	$16,538	$25,532	$18,645	$4,265[2]		$4,725	$15,469	$9,648	$11,913	$7,388

Financial Highlights

For a share outstanding throughout the six months ended June 30, 2005, (unaudited) and each year ended December 31,

	Class A Shares						Class B Shares
Fixed Income	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.62	$10.56	$10.05	$10.14	$9.94	$9.60	$10.56	$10.51	$10.02	$10.10	$9.91	$9.59
Income from Investment Operations:
Net investment income (loss)	0.24	0.49	0.52	0.56	0.55	0.62	0.21	0.43	0.48	0.50	0.51	0.58
Net realized and unrealized gain (loss) on investments	(0.03)	0.07	0.53	(0.06)	0.30	0.33	(0.03)	0.07	0.50	(0.04)	0.29	0.32
Total from investment operations	0.21	0.56	1.05	0.50	0.85	0.95	0.18	0.50	0.98	0.46	0.80	0.90
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.50)	(0.54)	(0.59)	(0.55)	(0.61)	(0.21)	(0.45)	(0.49)	(0.54)	(0.51)	(0.58)
Net realized gain on investments	—	—	—	—	(0.10)	—	—	—	—	—	(0.10)	—
Total distributions to shareholders	(0.24)	(0.50)	(0.54)	(0.59)	(0.65)	(0.61)	(0.21)	(0.45)	(0.49)	(0.54)	(0.61)	(0.58)
Net Asset Value, End of Period	$10.59	$10.62	$10.56	$10.05	$10.14	$9.94	$10.53	$10.56	$10.51	$10.02	$10.10	$9.91
Total Return [1]	1.98%[2]	5.44%	10.67%	5.11%	8.66%	10.30%	1.70%[2]	4.90%	10.09%	4.64%	8.16%	9.74%
Ratio of net expenses to average net assets	0.91%[3]	1.02%	1.10%	1.10%	1.13%	1.25%	1.49%[3]	1.54%	1.60%	1.60%	1.60%	1.60%
Ratio of total expenses to average net assets[1]	1.41%[3]	1.48%	1.33%	1.32%	1.33%	1.44%	1.99%[3]	1.99%	1.84%	1.82%	1.80%	1.79%
Ratio of net investment income (loss) to average net assets	4.54%[3]	4.56%	5.02%	5.73%	5.44%	6.42%	3.95%[3]	4.04%	4.52%	5.23%	4.98%	6.07%
Portfolio turnover	7%[2]	79%	315%	438%	744%	342%	7%[2]	79%	315%	438%	744%	342%
Net assets at end of period (000’s omitted)	$5,873	$5,723	$7,936	$15,455	$65,303	$32,693	$18,509	$20,063	$28,560	$35,087	$38,793	$9,340

	Class C Shares						Institutional Class Shares
Fixed Income	June 30, 2005	2004	2003	2002	2001	2000	June 30, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.63	$10.58	$10.07	$10.15	$9.95	$9.63	$10.66	$10.61	$10.10	$10.17	$9.98	$9.64
Income from Investment Operations:
Net investment income (loss)	0.21	0.43	0.47	0.50	0.51	0.58	0.26	0.54	0.58	0.61	0.61	0.69
Net realized and unrealized gain (loss) on investments	(0.03)	0.07	0.52	(0.04)	0.30	0.32	(0.03)	0.07	0.52	(0.04)	0.28	0.32
Total from investment operations	0.18	0.50	0.99	0.46	0.81	0.90	0.23	0.61	1.10	0.57	0.89	1.01
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.45)	(0.48)	(0.54)	(0.51)	(0.58)	(0.26)	(0.56)	(0.59)	(0.64)	(0.60)	(0.67)
Net realized gain on investments	—	—	—	—	(0.10)	—	—	—	—	—	(0.10)	—
Total distributions to shareholders	(0.21)	(0.45)	(0.48)	(0.54)	(0.61)	(0.58)	(0.26)	(0.56)	(0.59)	(0.64)	(0.70)	(0.67)
Net Asset Value, End of Period	$10.60	$10.63	$10.58	$10.07	$10.15	$9.95	$10.63	$10.66	$10.61	$10.10	$10.17	$9.98
Total Return[1]	1.69%[2]	4.85%	10.11%	4.69%	8.26%	9.69%	2.09%[2]	5.99%	11.17%	5.75%	9.20%	10.96%
Ratio of net expenses to average net assets[1]	1.50%[3]	1.54%	1.60%	1.60%	1.60%	1.60%	0.49%[3]	0.50%	0.60%	0.60%	0.60%	0.60%
Ratio of total expenses to average net assets[1]	2.01%[3]	1.99%	1.84%	1.82%	1.80%	1.79%	0.99%[3]	0.97%	0.84%	0.82%	0.80%	0.79%
Ratio of net investment income (loss) to average net assets	3.94%[3]	4.04%	4.52%	5.23%	4.98%	6.07%	4.95%[3]	5.09%	5.52%	6.23%	5.98%	7.07%
Portfolio turnover	7%[2]	79%	315%	438%	744%	342%	7%[2]	79%	315%	438%	744%	342%
Net assets at end of period (000’s omitted)	$12,481	$13,703	$20,009	$35,719	$57,239	$5,171	$25,293	$24,559	$23,763	$30,711	$48,376	$27,189

Notes to Financial Highlights

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	See Note 1(c) of “Notes to Financial Statements.”

[2]	Not Annualized.

[3]	Annualized

[4]	Amount calculated is less than $0.005 per share.

Notes to Financial Statements (unaudited)

June 30, 2005

(1) Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are; Managers 20 Fund (“20 Fund”), Managers Mid-Cap Fund (“Mid-Cap”), Managers Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”), and Managers Fixed Income Fund (“Fixed Income”), collectively the “Funds.”

The Funds each offer four classes of shares: Class A, Class B, Class C and Institutional Class (formerly “Class Y”). Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Funds’ portfolios and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets, but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that reflect the evaluated bid price of such securities, except that for the Balanced, High Yield and Fixed Income Funds, fixed-income securities are valued based on valuations that reflect the mean between bid and asked prices. Some of these pricing services utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETFs, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2005, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratios were as follows: 20 Fund - $1,850 or 0.01%; Mid-Cap - $7,342 or 0.01% and Balanced - $6,847 or 0.05%.

Notes to Financial Statements (continued)

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2005, the custodian expense was reduced as follows: Fixed Income - $25; High Yield - $98; and Mid-Cap - $2.

Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least May 1, 2006 to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets.

Fund	Class A		Class B	Class C	Inst. Class
20 Fund	1.50	%*	2.25%	2.25%	1.25%
Mid-Cap	1.25	%*	2.00%	2.00%	1.00%
Balanced	1.25	%*	2.00%	2.00%	1.00%
High Yield	1.15	%*	1.90%	1.90%	0.90%
Fixed Income	0.74	%*	1.49%	1.49%	0.49%

*	Rate change effective May 1, 2005. Prior to this date the expense caps for Class A shares were 1.75%, 1.50%, 1.50%, 1.40% and 0.99%, respectively.

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets. (Prior to April 1, 2004, each of the Funds had a similar waiver/reimbursement agreement with the former Investment Manager, 40/86 Advisors, Inc.)

For the six months ended June 30, 2005, the cumulative amount of reimbursement for 20 Fund, Mid-Cap, Balanced, High Yield and Fixed Income equaled $82,915, $65,113, $85,174, $113,410 and $155,547, respectively. Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for 20 Fund and Mid-Cap Fund. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for, High Yield and Fixed Income Funds. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

(f) Capital Loss Carryovers

As of June 30, 2005, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires Dec. 31,
20 Fund	$77,079,380	2008
	79,991,018	2009
	40,035,261	2010
	10,219,945	2011
	11,047,284	2012

Mid-Cap	20,511,718	2008
	9,606,046	2009

Balanced	6,955,113	2009
	13,683,503	2010
	1,575,061	2011

High Yield	7,819,543	2008
	6,618,233	2009
	6,767,059	2010

Fixed Income	3,668,259	2010

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2005, the capital stock transactions in the Funds by class were:

	20 Fund				Mid-Cap
	2005		2004		2005		2004
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Proceeds from sales	$102,400	21,482	$134,790	25,608	$1,067,965	88,020	$2,006,985	186,734
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(879,985)	(185,253)	(2,682,014)	(503,704)	(1,282,348)	(105,656)	(3,996,641)	(368,998)

Net Increase (Decrease) - Class A	($777,585)	(163,771)	($2,547,224)	(478,096)	($214,383)	(17,636)	($1,989,656)	(182,264)

Class B
Proceeds from sales	$26,334	5,808	$154,692	30,673	$236,395	20,338	$1,754,780	169,539
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(2,381,545)	(525,776)	(5,723,338)	(1,158,335)	(2,171,067)	(188,485)	(4,035,529)	(392,271)

Net Increase (Decrease) - Class B	($2,355,211)	(519,968)	($5,568,646)	(1,127,662)	($1,934,672)	(168,147)	(12,280,749)	(222,732)

Class C
Proceeds from sales	$90,468	20,034	$907,255	175,372	$389,826	33,716	$1,147,122	110,840
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(2,206,633)	(486,118)	(6,750,566)	(1,366,746)	(1,875,798)	(161,045)	(4,585,085)	(443,773)

Net Increase (Decrease) - Class C	($2,116,165)	(466,084)	($5,843,311)	(1,191,374)	($1,485,972)	(127,329)	($3,437,963)	(332,933)

Institutional Class
Proceeds from sales	$421,394	86,122	$2,774,087	525,836	$1,751,942	137,313	$4,379,470	391,408
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of shares repurchased	(1,804,596)	(371,360)	(3,979,514)	(761,586)	(5,383,391)	(423,001)	(17,501,793)	(1,549,581)

Net Increase (Decrease) - Institutional Class	($1,383,202)	(285,238)	($1,205,427)	(235,750)	($3,631,449)	(285,688)	($13,122,323)	(1,158,173)

Notes to Financial Statements (continued)

	Balanced				High Yield
	2005		2004		2005		2004
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Proceeds from sales	$179,936	15,912	$107,408	9,997	$7,281,470	856,692	$19,037,878	2,247,546
Reinvestment of distributions	3,137	283	18,226	1,726	452,220	53,459	539,055	63,428
Cost of shares repurchased	(329,128)	(29,381)	(1,431,627)	(132,100)	(5,141,963)	(596,937)	(28,025,028)	(3,313,159)

Net Increase (Decrease) - Class A	($146,055)	(13,186)	($1,305,993)	(120,377)	$2,591,727	313,214	($8,448,095)	(1,002,185)

Class B
Proceeds from sales	$530,386	48,368	$741,343	70,664	$235,139	27,947	$1,141,591	135,783
Reinvestment of distributions	3,975	364	17,930	1,723	115,645	13,770	296,993	35,614
Cost of shares repurchased	(1,032,264)	(93,901)	(2,639,035)	(252,690)	(4,945,989)	(585,897)	(10,510,256)	(1,249,855)

Net Increase (Decrease) - Class B	($497,903)	(45,169)	($1,879,762)	(180,303)	($4,595,205)	(544,180)	($9,071,672)	(1,078,458)

Class C
Proceeds from sales	$82,252	7,373	$341,998	32,316	$275,203	32,761	$1,040,028	124,297
Reinvestment of distributions	1,412	128	5,407	513	51,125	6,099	141,421	16,951
Cost of shares repurchased	(893,520)	(80,381)	(3,038,360)	(286,460)	(1,806,553)	(213,731)	(4,786,553)	(571,261)

Net Increase (Decrease) - Class C	($809,856)	(72,880)	($2,690,955)	(253,631)	($1,480,225)	(174,871)	($3,605,104)	(430,013)

Institutional Class
Proceeds from sales	$432,528	38,230	$1,088,945	101,189	$2,016,673	237,324	$9,985,187	1,169,852
Reinvestment of distributions	27,582	2,465	99,325	9,320	72,802	8,544	228,366	26,860
Cost of shares repurchased	(1,070,563)	(94,574)	(1,812,610)	(166,161)	(2,472,650)	(288,137)	(21,172,362)	(2,471,454)

Net Increase (Decrease) - Institutional Class	($610,453)	(53,879)	($624,340)	(55,652)	($383,175)	(42,269)	($10,958,809)	(1,274,742)

	Fixed Income
	2005		2004
	Amount	Shares	Amount	Shares
Class A
Proceeds from sales	$829,462	78,661	$1,845,277	115,777
Reinvestment of distributions	26,146	2,486	64,803	6,167
Cost of shares repurchased	(690,710)	(65,502)	(3,520,064)	(334,467)

Net Increase (Decrease) - Class A	$164,898	15,645	($1,609,984)	(212,523)

Class B
Proceeds from sales	$300,594	28,657	$961,030	91,829
Reinvestment of distributions	75,133	7,186	185,604	17,762
Cost of shares repurchased	(1,865,251)	(177,970)	(9,723,513)	(926,326)

Net Increase (Decrease) - Class B	($1,489,524)	(142,127)	($8,576,879)	(816,735)

Class C
Proceeds from sales	$805,852	76,210	$1,278,902	121,227
Reinvestment of distributions	27,612	2,599	71,275	6,776
Cost of shares repurchased	(2,006,274)	(190,181)	(7,702,910)	(730,587)

Net Increase (Decrease) - Class C	($1,172,810)	(111,372)	($6,352,733)	(602,584)

Institutional Class
Proceeds from sales	$2,997,600	283,227	$5,858,152	611,177
Reinvestment of distributions	430,816	40,736	979,904	92,933
Cost of shares repurchased	(2,630,978)	(248,460)	(6,746,108)	(641,029)

Net Increase (Decrease) - Institutional Class	$797,438	75,503	$91,948	63,081

At June 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds:

Fund	Class A	Class B	Class C	Class
20 Fund	1 owns 38%	1 owns 61%	1 owns 57%	2 own 46%
Mid-Cap	2 own 60%	1 owns 58%	1 owns 76%	1 owns 89%
Balanced	2 own 65%	1 owns 73%	1 owns 81%	1 owns 88%
High Yield	1 owns 66%	1 owns 67%	1 owns 72%	3 own 88%
Fixed Income	3 own 70%	1 owns 70%	1 owns 84%	2 own 78%

(h) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements (continued)

(i) Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement with Managers Investment Group LLC (formerly The Managers Funds LLC) under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2005, were as follows:

Fund	Investment Management Fee
20 Fund	0.90%
Mid-Cap	0.90%
Balanced	0.90%
High Yield	0.90%
Fixed Income	0.65%

The Funds have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. During the six months ended June 30, 2005, each of the Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $52,000, plus $2,000 per meeting attended. The Trustees’ fees and expenses are allocated to the relative net assets of all the Funds for which Managers Investment Group LLC serves as the Advisor. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the Fund complex.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”) a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. Managers Distributors, Inc. serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Funds have adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges. Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of

Notes to Financial Statements (continued)

Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.25% (prior to May 1, 2005, 0.50%), 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred for such services for Class A, Class B and Class C shares for the six months ended June 30, 2005:

Fund	Amount
20 Fund	$106,069
Mid-Cap	170,957
Balanced	87,685
High Yield	210,853
Fixed Income	172,118

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2005, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
20 Fund	$1,157,982	$7,769,017	N/A	N/A
Mid-Cap	40,910,620	48,090,223	N/A	N/A
Balanced	5,472,407	8,107,208	$1,309,424	$857,789
High Yield	16,726,405	20,552,012	N/A	N/A
Fixed Income	1,260,087	5,063,963	2,753,834	1,321,733

(4) Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY Brokerage providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Risks Associated with Collateralized Mortgage Obligations (“CMOs”) (Balanced and Fixed Income)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(7) Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Approval of Investment Advisory Agreement (unaudited)

Managers 20 Fund, Managers Balanced Fund, Managers Fixed Income Fund, Managers Mid-Cap Fund, Managers High Yield Fund: Approval of Investment Management and Subadvisory Agreements on June 3, 2005

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with Managers Investment Group LLC (the “Investment Manager”) for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor or Subadvisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise each of the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations, personnel, and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement and, with respect to those Funds for which the Investment Manager has undertaken to implement expense limitations, the Subadvisor’s willingness to participate in such undertaking by waiving all or a portion of the Subadvisor’s fees.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s long-term performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the short-term performance of the Fund.

Approval of Investment Advisory Agreements (continued)

Advisory Fees and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also considered the fact that the total expense ratio of certain of the Funds is lower than the average of their Peer Groups and noted that the Investment Manager has undertaken to implement expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all Funds as a group, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. The Trustees also considered the current asset levels of the Funds and the impact on profitability of growth of assets of the Funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. Based on the foregoing, the Trustees concluded that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability. In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and Subadvisor.

Managers 20 Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from inception of the Fund in April 1998 through March 31, 2005 was below the median performance of the Peer Group and the performance of the Fund Benchmark, which is the S&P 500 Index, during such periods. The Trustees further noted management’s discussion of the reasons for the Fund’s underperformance and the nature of the Subadvisor’s Investment Strategy. The Trustees concluded that, in light of the market environment during the relevant time periods and the Investment Strategy of the Subadvisor used in managing the Fund’s portfolio during such periods, which involve maintaining concentrated positions in aggressive growth companies, the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were lower than the average and higher than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.50% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the

Approval of Investment Advisory Agreements (continued)

services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Balanced Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from the Fund’s inception in January 1997 through March 31, 2005 was above, above, below and above, respectively, the median performance of the Peer Group and the performance of the Fund Benchmark, which consists of an equal blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were average and higher than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.25% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Fixed Income Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from the Fund’s inception in January 1997 through March 31, 2005 was above the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Lehman Brothers Aggregate Bond Index, for all periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were lower than the average and higher than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 0.74% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers Mid-Cap Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from its inception in January 1997 through March 31, 2005 was above, above, below and below, respectively, the median performance of the Peer Group and the performance of the Fund Benchmark, which is the S&P Mid Cap 400 Index. The Trustees also noted that, since January 2001, the Fund has consistently performed above the median of its Peer Group, which has resulted in the Fund performing within the top quartile of its Peer Group for the most recent 3-year period ended March 31, 2005. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both lower than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.25% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Managers High Yield Fund

Fund Performance. The Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2005 and for the period from the Fund’s inception in January 1998 through March 31, 2005 was above the median performance of the Peer Group for all periods and below, above, below and above, respectively, the performance of the Fund Benchmark, which is the Lehman Brothers U.S. Corporate High Yield Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees. The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/ reimbursements) as of March 31, 2005 were both higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.15% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Approval of Investment Advisory Agreements (continued)

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the interests of each Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

800.548.4539

For ManagersChoice Only

Managers Funds

PFPC Brokerage Services, Inc.

P.O. Box 61487

King of Prussia, Pennsylvania 19406

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Funds’ portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Trust II

June 30, 2005

•	Renaissance Large-Cap Equity Fund

RENAISSANCE LARGE-CAP EQUITY FUND

(formerly Managers Large-Cap Fund)

Semi-Annual Report

June 30, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Fund Snapshots	4
Top ten holdings and industry weightings at June 30, 2005
Schedule of Portfolio Investments	5
Financial Statements:
Statement of Assets and Liabilities	7
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount
Statement of Operations	8
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	9
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	10
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets
Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks
Annual Renewal of Investment Advisory Agreements	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Over the past six months the Managers Funds family has taken a number of steps forward. Since we joined with two of our Affiliates early this year to form Managers Investment Group LLC, we have expanded the fund family, received a nationally recognized award, and added Web site improvements that we hope make it much easier for you to get information about your investments in our Funds.

We added the Managers AMG TimesSquare Mid Cap Growth Fund on March 4 and the Managers AMG TimesSquare Small Cap Growth Fund on April 11, both subadvised by TimesSquare Capital Management. TimesSquare is widely respected by financial advisors and retirement plan consultants, and we are pleased to add these two funds to our fund family.

I am also pleased to report that in March, Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their funds’ shareholders. In the fixed income asset class, Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award are: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond) and Managers Short Duration Government (Ultra-short Bond).

Finally, if you have not visited our Web site recently, I urge you to do so. We have noticed an increase in traffic to the site, no doubt driven by the clean and clear look as well as the simplified access to fund information now available at www.managersinvest.com. If you invest with us directly, or through our ManagersChoice® program, I recommend that you sign up for account access so that you can have your account information readily available at any time. On our home page you will see a link to Access Your Account, which has information about how you can get started.

Please do visit our Web site if you have questions about your Funds, or call us toll free at 1-800-835-3879. Thank you for your continuing confidence in Managers Funds.

Respectfully,

Peter M. Lebovitz President

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six Months Ended June 30, 2005	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During the Period*
Class A Shares
Actual	$1,000	$1,014	$6.74
Hypothetical (5% return before expenses)	$1,000	$1,018	$6.76
Class B Shares
Actual	$1,000	$1,011	$9.62
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.64
Class C
Actual	$1,000	$1,011	$9.62
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.64
Institutional Class Shares
Actual	$1,000	$1,016	$4.65
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

2

Renaissance Large-Cap Equity Fund Performance

All periods ended June 30, 2005 (unaudited)

		Average Annual Total Returns (1)
Renaissance Large-Cap Equity Fund	Six Months	1 Year	3 Years	Since Inception	Inception Date
Class A - No Load	1.35%	9.40%	8.12%	(7.57)%	July ’00
Class A - With Load	(4.53)%	3.05%	5.98%	(8.66)%	July ’00
Class B - No Load	1.08%	8.77%	7.49%	(8.07)%	July ’00
Class B - With Load	(3.92)%	3.77%	6.62%	(8.44)%	July ’00
Class C - No Load	1.08%	8.76%	7.54%	(8.04)%	July ’00
Class C - With Load	(0.99)%	6.70%	7.21%	(8.23)%	July ’00
Inst. Class - No Load	1.62%	9.87%	8.58%	(7.16)%	July ’00

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years one through six according to the following schedule: 5, 4, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held less than one year are subject to a 1% CDSC.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). The Fund’s prospectus contains information concerning the Fund’s investment objective, risk, charges, expenses and other information.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	Returns for greater than one year are annualized. From time to time the Fund’s advisor has waived fees or reimbursed expenses which may have resulted in higher returns.

3

Renaissance Large-Cap Equity Fund

Fund Snapshots

June 30, 2005 (unaudited)

Top Ten Holdings

Security Name	Percentage of Net Assets
XTO Energy, Inc.	2.3%
Oracle Corp.	2.3
T Rowe Price Group, Inc.	2.2
Nordstrom, Inc.	2.2
McKesson Corp.	2.2
Centex Corp.	2.2
Dell, Inc.	2.2
Home Depot, Inc.	2.2
Symantec Corp.	2.1
Motorola, Inc.	2.1

Top Ten as a Group	19.7%

Industry Weightings

Major Sectors	Percentage of Net Assets	Percentage of S&P 500 Index
Information Technology	27.6%	15.1%
Consumer Discretionary	26.5	11.4
Health Care	22.5	13.4
Industrials	9.5	11.2
Energy	4.3	8.8
Financials	4.2	20.3
Materials	1.7	2.9
Consumer Staples	1.7	10.1
Other	2.0	6.8

	72.4%	84.9%

4

Renaissance Large-Cap Equity Fund

Schedule of Portfolio Investments

June 30, 2005 (unaudited)

	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 26.5%
Abercrombie & Fitch Co.	820	$56,334
American Eagle Outfitters, Inc.	1,770	54,251
Autozone, Inc.*	590	54,551
Black & Decker Corp.	640	57,504
Centex Corp.	870	61,483
Home Depot, Inc.	1,570	61,073
Lennar Corp.	900	57,105
Marriott International, Inc.*	860	58,669
Nike, Inc., Class B	630	54,558
Nordstrom, Inc.	915	62,193
Pulte Homes, Inc.	685	57,711
Walt Disney Co., The	2,115	53,256
Yum! Brands, Inc.	1,130	58,850
Total Consumer Discretionary		747,538
Consumer Staples - 1.7%
Procter & Gamble Co.	915	48,266
Energy - 4.3%
Occidental Petroleum Corp.	745	57,313
XTO Energy, Inc.	1,875	63,731
Total Energy		121,044
Financials - 4.2%
Progressive Corp., The	562	55,531
T Rowe Price Group, Inc.	1,010	63,226
Total Financials		118,757
Health Care - 22.5%
Aetna, Inc.	660	54,661
Amgen, Inc.*	910	55,018
Barr Laboratories, Inc.*	975	47,522
Becton, Dickinson & Co.	850	44,600
C.R. Bard, Inc.	700	46,557
Genzyme Corp.*	840	50,476
HCA, Inc.	925	52,420
Johnson & Johnson Co.	880	57,200
McKesson Corp.	1,380	61,810
UnitedHealth Group, Inc.	1,075	56,051
Varian Medical Systems, Inc.*	1,470	54,875
WellPoint, Inc.*	800	55,712
Total Health Care		636,902

The accompanying notes are an integral part of these financial statements.

5

Renaissance Large-Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 9.5%
3M Co.	695	$50,249
FedEx Corp.	630	51,036
General Electric Co.	1,655	57,346
Rockwell Automation, Inc.	1,065	51,876
United Technologies Corp.	1,100	56,485
Total Industrials		266,992
Information Technology - 27.6%
Adobe Systems, Inc.	1,770	50,657
Apple Computer, Inc.*	1,400	51,534
Applied Materials, Inc.*	3,555	57,520
Autodesk, Inc.	1,565	53,789
Cisco Systems, Inc.*	2,825	53,986
Dell, Inc.*	1,555	61,438
Intel Corp.	2,105	54,856
International Business Machines Corp.	660	48,972
Microsoft Corp.	1,985	49,307
Motorola, Inc.	3,230	58,980
Nvidia Corp.*	2,120	56,646
Oracle Corp.*	4,805	63,426
Symantec Corp.*	2,750	59,785
Texas Instruments, Inc.	2,030	56,982
Total Information Technology		777,878
Materials - 1.7%
Nucor Corp.	1,045	47,673
Total Common Stocks (cost $2,644,119)		2,765,050
Other Investment Companies - 0.1%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04% (cost $4,586)	4,586	4,586
Total Investments - 98.1% (cost $2,648,705)		2,769,636
Other Assets, less Liabilities - 1.9%		52,523
Net Assets - 100.0%		$2,822,159

Note:	Based on the cost of investments of $2,783,784 for Federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation and depreciation were $52,153 and $66,301, respectively, resulting in net unrealized depreciation of investments of $14,148.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the June 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

6

Renaissance Large-Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments at value*	$2,769,636
Dividends and other receivables	51,251
Prepaid expenses	44,908

Total assets	2,865,795

Liabilities:
Payable for Fund shares repurchased	82
Accrued expenses:
Transfer agency fees	12,838
Audit fees	10,264
Other	20,452

Total liabilities	43,636

Net Assets	$2,822,159

Net Assets Represent:
Paid-in capital	$18,606,624
Undistributed net investment loss	(5,840)
Accumulated net realized loss from investments	(15,899,556)
Net unrealized appreciation of investments	120,931

Net Assets	$2,822,159

Class A Shares - Net Assets	$565,864
Shares Outstanding	83,843

Net asset value, offering and redemption price per share	$6.75

Class B Shares - Net Assets	$1,429,075
Shares Outstanding	217,356

Net asset value, offering and redemption price per share	$6.57

Class C Shares - Net Assets	$700,309
Shares Outstanding	106,442

Net asset value, offering and redemption price per share	$6.58

Institutional Class Shares - Net Assets	$126,911
Shares Outstanding	18,402

Net asset value, offering and redemption price per share	$6.90

*Investments at cost	$2,648,705

The accompanying notes are an integral part of these financial statements.

7

Renaissance Large-Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

Investment Income:
Dividend income	$18,987
Securities lending fees	112

Total investment income	19,099

Expenses:
Investment advisory and management fees	10,683
Administrative fees	3,064
Distribution Fees - Class A Shares	1,126
Distribution Fees - Class B Shares	7,853
Distribution Fees - Class C Shares	3,943
Transfer agent fees	19,413
Custodian fees	17,939
Registration fees	15,538
Professional fees	9,913
Reports to shareholders	764
Trustees fees and expenses	110
Miscellaneous	809

Total expenses before offsets	91,155

Less: Expense reimbursements	(62,834)
Expense reductions	(1,041)

Net expenses	27,280

Net investment loss	(8,181)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	398,435
Net unrealized depreciation of investments	(370,462)

Net realized and unrealized gain	27,973

Net Increase in Net Assets Resulting from Operations	$19,792

The accompanying notes are an integral part of these financial statements.

8

Renaissance Large-Cap Equity Fund

Statement of Changes in Net Assets

	For the six months ended June 30, 2005	For the fiscal year ended December 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(8,181)	$(7,410)
Net realized gain on investments	398,435	393,354
Net unrealized depreciation of investments	(370,462)	(25,924)

Net increase in net assets resulting from operations	19,792	360,020

From Capital Share Transactions:
Proceeds from the sale of shares	68,061	131,038
Cost of shares repurchased	(674,293)	(1,570,815)

Net decrease from capital share transactions	(606,232)	(1,439,777)

Total decrease in net assets	(586,440)	(1,079,757)

Net Assets:
Beginning of period	3,408,599	4,488,356

End of period	$2,822,159	$3,408,599

End of period undistributed net investment income (loss)	$(5,840)	$2,341

The accompanying notes are an integral part of these financial statements.

9

Renaissance Large-Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2005		For the year ended December 31,
Class A Shares			2004	2003	2002	2001	2000[2]
	(unaudited)
Net Asset Value, Beginning of Period	$6.66		$6.02	$4.78	$6.60	$8.43	$10.00

Income from Investment Operations:
Net investment income (loss)	(0.00)[1]		0.01	(0.02)	(0.07)	(0.06)	(0.00)[1]
Net realized and unrealized gain (loss) on investments	0.09		0.63	1.26	(1.75)	(1.77)	(1.57)

Total from investment operations	0.09		0.64	1.24	(1.82)	(1.83)	(1.57)

Net Asset Value, End of Period	$6.75		$6.66	$6.02	$4.78	$6.60	$8.43

Total Return (a)	1.35	%(c)	10.63%	25.94%	(27.58)%	(21.71)%	(15.70	)%(c)

Ratio of net operating expenses to average net assets (b)	1.35	%(d)	1.42%	1.50%	1.50%	1.50%	1.50	%(d)
Ratio of total expenses to average net assets (b)	5.54	%(d)	4.73%	3.29%	2.10%	1.96%	2.06	%(d)
Ratio of net investment income (loss) to average net assets (a)	(0.12	)%(d)	0.15%	(0.41)%	(0.64)%	(0.80)%	(0.16	)%(d)
Portfolio turnover	113	%(c)	95%	53%	78%	85%	190	%(c)
Net assets at end of period (000’s omitted)	$566		$576	$837	$945	$9,417	$13,737

[1]	Amount calculated is less than ($0.005) per share.

[2]	Commencement of operations was on July 1, 2000.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

10

Renaissance Large-Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2005		For the year ended December 31,
Class B Shares			2004	2003	2002	2001	2000[1]
	(unaudited)
Net Asset Value, Beginning of Period	$6.50		$5.91	$4.72	$6.55	$8.41	$10.00

Income from Investment Operations:
Net investment loss	(0.02)		(0.02)	(0.05)	(0.10)	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	0.09		0.61	1.24	(1.73)	(1.78)	(1.58)

Total from investment operations	0.07		0.59	1.19	(1.83)	(1.86)	(1.59)

Net Asset Value, End of Period	$6.57		$6.50	$5.91	$4.72	$6.55	$8.41

Total Return (a)	1.08	%(c)	9.98%	25.21%	(27.94)%	(22.12)%	(15.90	)%(c)

Ratio of net operating expenses to average net assets (b)	1.93	%(d)	1.91%	2.00%	2.00%	2.00%	2.00	%(d)
Ratio of total expenses to average net assets (b)	6.11	%(d)	5.22%	3.79%	2.60%	2.46%	2.56	%(d)
Ratio of net investment loss to average net assets (a)	(0.69	)%(d)	(0.34)%	(0.91)%	(1.14)%	(1.30)%	(0.66	)%(d)
Portfolio turnover	113	%(c)	95%	53%	78%	85%	190	%(c)
Net assets at end of period (000’s omitted)	$1,429		$1,726	$2,008	$2,102	$5,439	$8,096

[1]	Commencement of operations was on July 1, 2000.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

11

Renaissance Large-Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2005		For the year ended December 31,
Class C Shares			2004	2003	2002	2001	2000[1]
	(unaudited)
Net Asset Value, Beginning of Period	$6.51		$5.92	$4.72	$6.56	$8.42	$10.00

Income from Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.05)	(0.10)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	0.09		0.62	1.25	(1.74)	(1.76)	(1.57)

Total from investment operations	0.07		0.59	1.20	(1.84)	(1.86)	(1.58)

Net Asset Value, End of Period	$6.58		$6.51	$5.92	$4.72	$6.56	$8.42

Total Return (a)	1.08	%(c)	9.97%	25.42%	(28.05)%	(22.09)%	(15.80	)%(c)

Ratio of net operating expenses to average net assets (b)	1.93	%(d)	1.92%	2.00%	2.00%	2.00%	2.00	%(d)
Ratio of total expenses to average net assets (b)	6.10	%(d)	5.11%	3.79%	2.60%	2.46%	2.56	%(d)
Ratio of net investment loss to average net assets (a)	(0.68	)%(d)	(0.39)%	(0.91)%	(1.14)%	(1.30)%	(0.66	)%(d)
Portfolio turnover	113	%(c)	95%	53%	78%	85%	190	%(c)
Net assets at end of period (000’s omitted)	$700		$913	$1,241	$1,858	$4,825	$7,513

[1]	Commencement of operations was on July 1, 2000.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

12

Renaissance Large-Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class Shares	For the six months ended June 30, 2005		For the year ended December 31,
			2004	2003	2002	2001	2000[2]
	(unaudited)
Net Asset Value, Beginning of Period	$6.79		$6.11	$4.83	$6.65	$8.45	$10.00

Income from Investment Operations:
Net investment income (loss)	0.02		0.08	0.01	(0.04)	(0.01)	(0.00	)1
Net realized and unrealized gain (loss) on investments	0.09		0.60	1.27	(1.78)	(1.79)	(1.55)

Total from investment operations	0.11		0.68	1.28	(1.82)	(1.80)	(1.55)

Net Asset Value, End of Period	$6.90		$6.79	$6.11	$4.83	$6.65	$8.45

Total Return (a)	1.62	%(c)	11.13%	26.50%	(27.37)%	(21.30)%	(15.50	)%(c)

Ratio of net operating expenses to average net assets (b)	0.93	%(d)	0.91%	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of total expenses to average net assets (b)	5.08	%(d)	4.12%	2.79%	1.60%	1.46%	1.56	%(d)
Ratio of net investment income (loss) to average net assets (a)	0.34	%(d)	0.64%	0.09%	(0.14)%	(0.30)%	0.34	%(d)
Portfolio turnover	113	%(c)	95%	53%	78%	85%	190	%(c)
Net assets at end of period (000’s omitted)	$127		$193	$402	$606	$2,064	$1,268

[1]	Amount calculated is less than ($0.005) per share.

[2]	Commencement of operations was on July 1, 2000.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

13

Renaissance Large-Cap Equity Fund

Notes to Financial Statements

June 30, 2005 (unaudited)

1)	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is an equity fund, the Renaissance Large-Cap Equity Fund (the “Fund”), formerly Managers Large-Cap Fund.

The Fund offers four classes of shares: Class A, Class B, Class C, and Institutional Class (formerly Class Y). Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations.

14

Notes to Financial Statements (continued)

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The Fund had certain portfolio trades directed to a broker under a brokerage recapture program. For the six months ended June 30, 2005, under these arrangements the total amount by which the cost of the Fund’s securities was reduced or proceeds on sales increased was $2,134.

(c)	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2005, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $1,041 or 0.07%.

The Fund has a “balance credit” agreement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2005, the custody expense was not reduced.

Managers Investment Group, LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least May 1, 2006, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.25% (prior to May 1, 2005, 1.50%), 2.00%, 2.00%, 1.00% of the Fund’s average daily net assets for Class A, Class B, Class C, and Institutional Class, respectively.

As of April 1, 2004, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of

15

Notes to Financial Statements (continued)

that Fund’s average daily net assets. (Prior to April 1, 2004, the Fund had a similar waiver/ reimbursement agreement with the former Investment Manager, 40/86 Advisors, Inc.)

For the period April 1, 2004 through June 30, 2005, the cumulative amount of reimbursement for the Fund equaled $170,038. Effective with the reorganization, the Fund’s reimbursement available for recoupment prior to April 1, 2004 was forfeited by the former Investment Manager, 40/86 Advisors, Inc.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

(d)	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Loss Carryovers

As of June 30, 2005, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover Amount	Expires December 31,
$8,630,134	2008
6,822,200	2009
706,319	2010
4,097	2011

16

Notes to Financial Statements (continued)

(g)	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2005 and the year ended December 31, 2004, the capital stock transactions in the Fund per class were:

	2005		2004
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from the sale of shares	3,491	$23,511	4,229	$28,805
Cost of shares repurchased	(6,187)	(40,131)	(56,608)	(129,106)

Net Decrease	(2,696)	$(16,620)	(52,379)	$(100,301)

Class B Shares
Proceeds from the sale of shares	4,023	$26,121	25,009	$74,437
Cost of shares repurchased	(52,139)	(336,500)	(99,300)	(616,429)

Net Decrease	(48,116)	$(310,379)	(74,291)	$(541,992)

Class C Shares
Proceeds from the sale of shares	2,101	$13,429	5,339	$27,700
Cost of shares repurchased	(35,978)	(224,638)	(74,834)	(556,686)

Net Decrease	(33,877)	$(211,209)	(69,495)	$(528,986)

Institutional Class
Proceeds from the sale of shares	716	$5,000	31	$96
Cost of shares repurchased	(10,748)	(73,024)	(37,345)	(268,594)

Net Decrease	(10,032)	$(68,024)	(37,314)	$(268,498)

At June 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: Class A - one owns 87%; Class B - one owns 61%; Class C - one owns 79%; Institutional Class - one owns 93%.

(2)	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Fund’s investment portfolio is managed by Renaissance Investment Management (“Renaissance”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Renaissance with respect to the Fund. AMG indirectly owns a majority interest in Renaissance. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Renaissance 0.30% of the average daily net assets of the Fund for its services as subadvisor.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration

17

Notes to Financial Statements (continued)

and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For the six months ended June 30, 2005, the Fund paid a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The other Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $110 for the six months ended June 30, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the fund complex.

Managers Distributors, Inc. (“MDI”) serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan with respect to the Class A, Class B and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% (prior to May 1, 2005, 0.50%), 1.00% and 1.00% annually of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The total fees incurred for such services for Class A, Class B and Class C shares for the six months ended June 30, 2005 equaled, $1,126, $7,853 and $3,943, respectively.

(3)	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2005 were $3,447,130 and $4,092,319, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(4)	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is

18

Notes to Financial Statements (continued)

maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5)	Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

19

Annual Renewal of Investment Advisory Agreements (unaudited)

Approval of Investment Management Agreement on June 3, 2005

On June 3, 2005, the Board of Trustees, including a majority of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with Managers Investment Group LLC (the “Investment Manager”) for the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of this agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund and the Investment Manager, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager under the Investment Management Agreement. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of the services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund.

Fund Performance. The Trustees noted that the performance of the Fund for the 1-year and 3-year periods ended March 31, 2005 was above and below, respectively, the median of its Peer Group and above and below, respectively, the Fund Benchmark, which is the S&P 500 Index. In this regard, the Trustees noted that the Investment Manager had taken action in March 2005 to recommend the appointment of a new Subadvisor to improve the performance and enhance the long-term viability of the Fund. In light of the recent Subadvisor change as well as the Fund’s recent performance and all factors considered, the Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fee and Profitability. In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor

20

Annual Renewal of Investment Advisory Agreements (continued)

and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. In this regard, the Trustees also noted the Fund’s recent Subadvisor change.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2005 were lower than the average and higher than the average, respectively, for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2006 to limit the Fund’s net annual operating expenses to 1.25% (Class A Shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Fund’s Subadvisor, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the funds in the Managers Funds Family of Funds from time to time as a means of limiting the total expenses of the smaller funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure and, and the Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Fund can be expected to increase with the size of the Fund. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement, in addition to those discussed above: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the interests of the Fund and its shareholders. Accordingly, on June 3, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

21

Annual Renewal of Investment Advisory Agreements (continued)

Approval of Subadvisory Agreement with Renaissance on March 4, 2005

On March 4, 2005, the Board of Trustees, including a majority of the Independent Trustees, unanimously voted to approve the Subadvisory Agreement (the “Renaissance Agreement”) with Renaissance Investment Management (“Renaissance”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Renaissance Agreement.

The Trustees reviewed and considered a variety of materials relating to the Fund, the Investment Manager and Renaissance, including comparative performance information for similarly managed mutual funds (the “Peer Group”), a composite of investment accounts (the “Renaissance Composite”) managed by Renaissance using the investment strategy Renaissance would employ in managing the Fund (the “Investment Strategy”) and relevant benchmark indices; information regarding the nature, extent and quality of services to be provided by Renaissance under the Renaissance Agreement; and information regarding the Investment Strategy and Renaissance’s portfolio management team. In addition, the Trustees considered certain information received in connection with, and their deliberations with respect to, their May 2004 renewal of the Investment Management Agreement and the subadvisory agreement between the Investment Manager and Chicago Equity Partners, LLC, the Subadvisor being replaced by Renaissance, with respect to the Fund.

Nature, extent and quality of the services. In considering the nature, extent and quality of the services to be provided by Renaissance under the Renaissance Agreement, the Trustees reviewed information provided by Renaissance relating to its operations and personnel. Among other things, in discussing the qualifications and experience of Renaissance’s portfolio management team, the Trustees reviewed biographical information for the portfolio managers and other professional staff at Renaissance, as well as information regarding the organizational and management structure of the firm. In the course of their deliberations, the Trustees noted the substantial investment experience of the portfolio managers responsible for the management of the Fund’s assets. The Trustees also took into account the financial condition and structure of Renaissance with respect to its ability to provide the services required under the Renaissance Agreement. The Trustees also evaluated Renaissance’s brokerage policies and practices and Renaissance’s compliance programs, including those related to personal investing.

Performance of Renaissance Composite. The performance information provided to the Trustees indicated that the performance of the Renaissance Composite exceeded (a) the performance of the S&P 500 Index and the Russell 1000 Growth Index and the median performance of a group of funds deemed to represent the Fund’s peer group for the one, three, five and ten year periods ending December 31, 2004 and (b) the Fund’s performance for the one and three year periods ended December 31, 2004.

Subadvisory Fees and Profitability. In considering the cost of services to be provided by Renaissance under the Renaissance Agreement and the profitability to Renaissance of its relationship with the Fund, the Trustees noted the current and anticipated levels of the Fund’s assets and the undertaking by the Manager to maintain an expense limitation for the Fund. The Trustees also noted that the fees under the Renaissance Agreement are paid by the Manager out of the advisory fees received by the Manager. As a consequence, the cost of services to be provided by Renaissance and the profitability to Renaissance of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons the Trustees did not consider any potential economies of scale in Renaissance’s management of the Fund to be a material factor in their considerations at this time.

22

Annual Renewal of Investment Advisory Agreements (continued)

After consideration of the foregoing factors, the Trustees reached the following conclusions regarding the Renaissance Agreement, among others: (a) Renaissance is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and policies; (b) Renaissance maintains appropriate compliance programs; (c) the Investment Strategy is appropriate for pursuing the Fund’s investment objective; (d) Renaissance is likely to execute the Investment Strategy consistently over time; and (e) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Manager and Renaissance.

Based on the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Renaissance Agreement would be in the interests of the Fund and its shareholders. Accordingly, on March 4, 2005 the Trustees, including a majority of the Independent Trustees, voted to approve the Renaissance Agreement.

23

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Renaissance Investment Management

625 Eden Park Drive, Suite 1200

Cincinnati, Ohio 45202

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109-2881

Transfer Agent

PFPC Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For ManagersChoice Only

Managers Funds

PFPC, Inc. c/o Wrap Services

P.O. Box 9847

Providence, Rhode Island 02940

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

24

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co. Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management, LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/S/ PETER M. LEBOVITZ
Peter M. Lebovitz,
President

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PETER M. LEBOVITZ
Peter M. Lebovitz,
President

Date: September 6, 2005

By:	/S/ BRUCE M. ARONOW
Bruce M. Aronow,
Chief Financial Officer

Date: September 6, 2005